LVIP Franklin Templeton Core Bond Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.24%
Federal Home Loan Mortgage Corp. REMICS
*•Series 3973 Class SA 2.70% (6.38% minus 30 day USD SOFR Average) 12/15/41	83,729	$8,463
Series 4676 Class KZ 2.50% 7/15/45	1,750,317	1,539,674
Series 4793 Class CB 3.00% 5/15/48	118,381	103,631
Series 4793 Class CD 3.00% 6/15/48	79,147	69,626
Series 4813 Class CJ 3.00% 8/15/48	74,497	65,457
*Series 4980 Class KI 4.50% 6/25/50	709,127	159,343
Series 4991 Class QV 2.00% 9/25/45	87,823	76,849
*Series 5010 Class IK 2.50% 9/25/50	112,542	17,203
*Series 5010 Class JI 2.50% 9/25/50	274,272	45,209
*Series 5013 Class IN 2.50% 9/25/50	68,501	11,372
*Series 5018 Class MI 2.00% 10/25/50	212,437	28,623
*Series 5059 Class IB 2.50% 1/25/51	434,711	72,795
Series 5092 Class AP 2.00% 4/25/41	124,264	110,286
*Series 5093 Class IY 4.50% 12/25/50	384,839	88,371
*Series 5118 Class NI 2.00% 2/25/51	662,663	85,451
*Series 5140 Class NI 2.50% 5/25/49	377,254	52,249
*Series 5148 Class BI 2.50% 1/25/49	998,147	142,393
*Series 5148 Class CI 2.00% 6/25/49	393,573	48,413
*Series 5159 Class IP 3.00% 11/25/51	600,922	83,820
*Series 5161 IO 2.00% 3/25/51	711,762	96,898
*Series 5179 Class GI 2.50% 1/25/52	767,750	128,427
*Series 5202 Class IN 3.00% 1/25/47	262,714	32,588
Series 5224 Class HL 4.00% 4/25/52	400,000	366,626
*Series 5293 Class CI 2.50% 4/25/51	1,371,994	213,410
*Series 5293 IO 2.00% 3/25/51	811,469	100,234
*Series 5377 IO 2.50% 12/25/51	735,511	88,800
*Series 5389 Class IC 4.50% 11/25/51	398,019	88,731
•Series 5444 Class FC 4.78% (30 day USD SOFR Average + 1.12%) 8/25/54	17,081,894	17,137,730
•Series 5452 Class FC 4.71% (30 day USD SOFR Average + 1.05%) 9/25/54	13,317,309	13,327,874
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
•Series 5493 Class FK 4.81% (30 day USD SOFR Average + 1.15%) 1/25/55	283,428	$284,276
•Series 5500 Class FW 4.86% (30 day USD SOFR Average + 1.20%) 10/25/54	436,167	439,817
•Series 5537 Class FC 4.81% (30 day USD SOFR Average + 1.15%) 5/25/55	13,004,998	13,064,941
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2024-1 Class MT 3.00% 11/25/63	355,736	298,733
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA2 Class M2 5.96% (30 day USD SOFR Average + 2.30%) 8/25/33	144,193	146,486
Series 2021-DNA5 Class M2 5.31% (30 day USD SOFR Average + 1.65%) 1/25/34	3,015,748	3,023,674
Series 2021-DNA6 Class M2 5.16% (30 day USD SOFR Average + 1.50%) 10/25/41	584,892	585,430
Series 2022-DNA1 Class M2 6.16% (30 day USD SOFR Average + 2.50%) 1/25/42	10,549,000	10,627,661
Series 2022-DNA2 Class M1A 4.96% (30 day USD SOFR Average + 1.30%) 2/25/42	124,183	124,250
Series 2022-DNA3 Class M1B 6.56% (30 day USD SOFR Average + 2.90%) 4/25/42	830,000	841,679
Series 2022-DNA4 Class M1B 7.01% (30 day USD SOFR Average + 3.35%) 5/25/42	990,000	1,010,705
Series 2022-DNA5 Class M1B 8.16% (30 day USD SOFR Average + 4.50%) 6/25/42	240,000	248,726
Series 2024-DNA1 Class M2 5.61% (30 day USD SOFR Average + 1.95%) 2/25/44	470,000	472,232
Series 2025-DNA1 Class M2 5.01% (30 day USD SOFR Average + 1.35%) 1/25/45	1,050,000	1,044,041
Series 2025-DNA2 Class M1 4.86% (30 day USD SOFR Average + 1.20%) 5/25/45	949,658	948,904
Series 2025-DNA2 Class M2 5.16% (30 day USD SOFR Average + 1.50%) 5/25/45	4,443,000	4,425,318
Series 2025-DNA3 Class A1 4.61% (30 day USD SOFR Average + 0.95%) 9/25/45	5,775,300	5,757,112
Series 2025-DNA3 Class M1 4.76% (30 day USD SOFR Average + 1.10%) 9/25/45	6,322,698	6,313,054
Series 2025-DNA4 Class M1 4.76% (30 day USD SOFR Average + 1.10%) 10/25/45	4,096,991	4,087,144
LVIP Franklin Templeton Core Bond Fund–1

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
Series 2025-HQA1 Class M2 5.31% (30 day USD SOFR Average + 1.65%) 2/25/45	1,200,000	$1,194,889
*•Federal Home Loan Mortgage Corp. STRIPS
Series 334 Class S7 2.31% (5.99% minus 30 day USD SOFR Average) 8/15/44	152,047	15,609
Series 353 Class S1 2.21% (5.89% minus 30 day USD SOFR Average) 12/15/46	72,925	7,420
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 Class 2A 6.50% 9/25/43	108,638	113,258
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 Class 1M2 5.21% (30 day USD SOFR Average + 1.55%) 10/25/41	133,632	133,984
Series 2022-R02 Class 2M2 6.66% (30 day USD SOFR Average + 3.00%) 1/25/42	4,023,770	4,063,896
Series 2022-R03 Class 1M2 7.16% (30 day USD SOFR Average + 3.50%) 3/25/42	240,000	244,712
Series 2023-R01 Class 1M2 7.41% (30 day USD SOFR Average + 3.75%) 12/25/42	760,000	788,506
Series 2023-R03 Class 2M1 6.16% (30 day USD SOFR Average + 2.50%) 4/25/43	18,223,394	18,342,548
Series 2023-R06 Class 1M2 6.36% (30 day USD SOFR Average + 2.70%) 7/25/43	997,500	1,019,403
Series 2023-R08 Class 1M1 5.16% (30 day USD SOFR Average + 1.50%) 10/25/43	3,465,328	3,465,315
Series 2024-R01 Class 1M2 5.46% (30 day USD SOFR Average + 1.80%) 1/25/44	1,040,000	1,044,492
Series 2024-R02 Class 1M2 5.46% (30 day USD SOFR Average + 1.80%) 2/25/44	350,000	350,144
Series 2024-R03 Class 2M1 4.81% (30 day USD SOFR Average + 1.15%) 3/25/44	2,671,241	2,669,988
Series 2024-R04 Class 1A1 4.66% (30 day USD SOFR Average + 1.00%) 5/25/44	13,111,782	13,093,523
Series 2024-R06 Class 1M2 5.26% (30 day USD SOFR Average + 1.60%) 9/25/44	828,345	826,757
Series 2025-R01 Class 1M2 5.16% (30 day USD SOFR Average + 1.50%) 1/25/45	5,334,000	5,306,909
Series 2025-R02 Class 1M2 5.26% (30 day USD SOFR Average + 1.60%) 2/25/45	4,558,000	4,555,365
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
Series 2025-R03 Class 2M1 5.26% (30 day USD SOFR Average + 1.60%) 3/25/45	4,270,180	$4,273,543
Series 2025-R04 Class 1M2 5.16% (30 day USD SOFR Average + 1.50%) 5/25/45	11,307,000	11,255,355
Series 2025-R05 Class 2M1 4.86% (30 day USD SOFR Average + 1.20%) 7/25/45	6,851,822	6,843,037
Series 2025-R06 Class 1A1 4.56% (30 day USD SOFR Average + 0.90%) 9/25/45	6,757,504	6,723,063
Series 2026-R01 Class 2A1 4.51% (30 day USD SOFR Average + 0.85%) 1/25/46	12,714,476	12,674,402
Series 2026-R01 Class 2M1 4.66% (30 day USD SOFR Average + 1.00%) 1/25/46	14,429,227	14,390,356
Series 2026-R02 Class 1M1 4.71% (30 day USD SOFR Average + 1.05%) 2/25/46	8,639,687	8,644,095
*Federal National Mortgage Association Interest STRIPS
Series 427 Class C21 2.00% 3/25/50	703,512	88,986
Series 427 Class C73 3.00% 12/25/48	430,518	70,397
Series 440 Class C50 4.50% 10/25/53	1,671,961	383,045
Series 440 Class C6 2.00% 10/25/52	1,642,113	208,067
•Federal National Mortgage Association REMICS Series 2025-25 Class FB 4.61% (30 day USD SOFR Average + 0.95%) 4/25/55	8,691,564	8,664,534
Federal National Mortgage Association REMICS
*•Series 2010-100 Class SV 2.85% (6.52% minus 30 day USD SOFR Average) 9/25/40	172,159	16,608
Series 2012-118 Class VZ 3.00% 11/25/42	201,501	184,087
*•Series 2013-124 Class SB 2.17% (5.84% minus 30 day USD SOFR Average) 12/25/43	30,470	2,943
Series 2013-44 Class Z 3.00% 5/25/43	197,992	156,659
*•Series 2013-54 Class BS 2.37% (6.04% minus 30 day USD SOFR Average) 6/25/43	12,633	1,308
Series 2015-65 Class CZ 3.50% 9/25/45	289,511	250,202
*•Series 2016-61 Class BS 2.32% (5.99% minus 30 day USD SOFR Average) 9/25/46	195,911	11,796
LVIP Franklin Templeton Core Bond Fund–2

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2017-40 Class GZ 3.50% 5/25/47	2,317,793	$2,150,122
*•Series 2017-76 Class SB 2.32% (5.99% minus 30 day USD SOFR Average) 10/25/57	216,917	27,234
*•Series 2017-85 Class SC 2.42% (6.09% minus 30 day USD SOFR Average) 11/25/47	39,300	3,180
Series 2020-47 Class GZ 2.00% 7/25/50	224,353	133,410
Series 2020-56 Class AQ 2.00% 8/25/50	587,384	471,291
*Series 2020-56 Class DI 2.50% 8/25/50	131,339	21,626
Series 2020-57 Class TA 2.00% 4/25/50	338,047	302,211
*Series 2020-61 Class NI 3.50% 9/25/50	510,498	80,789
*Series 2020-73 Class KI 3.00% 10/25/50	120,632	21,112
*Series 2021-1 Class IG 2.50% 2/25/51	350,376	59,316
Series 2021-28 Class LB 2.00% 4/25/51	313,251	261,130
*Series 2021-3 Class NI 2.50% 2/25/51	609,416	89,913
*Series 2021-3 Class QI 2.50% 2/25/51	459,434	71,766
*Series 2021-43 IO 2.50% 6/25/51	780,841	120,775
*Series 2021-44 Class MI 2.50% 7/25/51	163,149	28,222
*Series 2021-61 Class KI 2.50% 4/25/49	770,731	111,816
Series 2021-65 Class JA 2.00% 1/25/46	116,037	105,409
*Series 2021-77 Class WI 3.00% 8/25/50	572,885	90,117
*Series 2022-22 IO 2.50% 10/25/51	1,184,925	203,782
Series 2022-29 Class KZ 1.50% 6/25/42	423,659	325,522
*Series 2022-86 IO 2.50% 5/25/50	484,316	67,477
*Series 2023-2 Class CI 2.00% 10/25/50	1,614,252	198,559
*Series 2024-22 Class IC 2.50% 10/25/51	2,920,372	388,332
•Series 2024-49 Class AF 4.76% (30 day USD SOFR Average + 1.10%) 7/25/54	6,020,695	6,046,356
*Series 2024-5 Class DI 3.00% 10/25/51	923,707	161,593
•Series 2024-77 Class FM 4.61% (30 day USD SOFR Average + 0.95%) 11/25/54	785,862	787,032
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2024-87 Class FB 4.76% (30 day USD SOFR Average + 1.10%) 12/25/54	9,945,205	$9,958,971
•Series 2024-95 Class KF 4.76% (30 day USD SOFR Average + 1.10%) 12/25/54	1,235,983	1,238,694
•Series 2025-55 Class FG 4.76% (30 day USD SOFR Average + 1.10%) 7/25/55	8,083,137	8,141,062
•Series Update Class FE 4.81% (30 day USD SOFR Average + 1.15%) 2/25/55	13,105,364	13,175,942
Federal National Mortgage Association REMICS Trust Series 2004-W11 Class 1A2 6.50% 5/25/44	31,388	32,204
Government National Mortgage Association REMICS
*•Series 2007-51 Class SG 2.79% (6.47% minus 1 mo. USD Term SOFR) 8/20/37	22,643	2,062
Series 2013-113 Class LY 3.00% 5/20/43	2,088,266	1,949,967
*•Series 2016-135 Class SB 2.31% (5.99% minus 1 mo. USD Term SOFR) 10/16/46	123,830	15,033
*•Series 2016-21 Class ST 2.36% (6.04% minus 1 mo. USD Term SOFR) 2/20/46	198,437	21,248
*Series 2016-84 Class IG 4.50% 11/16/45	314,046	60,789
Series 2017-163 Class ZK 3.50% 11/20/47	404,623	376,120
*•Series 2017-H11 IO 2.25% 5/20/67	3,857,264	121,527
•Series 2017-H14 Class FK 3.70% (1 yr. CMT + 0.20%) 5/20/67	6,460	6,449
*•Series 2017-H22 Class IC 2.52% 11/20/67	91,923	3,555
•Series 2018-H13 Class FC 4.08% (1 mo. USD Term SOFR + 0.41%) 7/20/68	31,051	31,008
•Series 2019-H13 Class FT 3.95% (1 yr. CMT + 0.45%) 8/20/69	7,676	7,691
*Series 2020-123 Class IL 2.50% 8/20/50	53,258	7,708
*Series 2020-123 Class NI 2.50% 8/20/50	244,386	35,955
*Series 2020-127 Class IN 2.50% 8/20/50	118,744	17,912
*Series 2020-129 Class IE 2.50% 9/20/50	59,932	8,949
*Series 2020-160 Class IH 2.50% 10/20/50	64,623	9,471
*Series 2020-160 Class VI 2.50% 10/20/50	62,819	9,576
*Series 2020-173 Class MI 2.50% 11/20/50	1,429,076	209,261
LVIP Franklin Templeton Core Bond Fund–3

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*Series 2020-181 Class WI 2.00% 12/20/50	701,368	$83,391
*Series 2020-47 Class MI 3.50% 4/20/50	190,306	36,985
*Series 2020-47 Class NI 3.50% 4/20/50	54,487	10,730
•Series 2020-H13 Class FA 4.23% (1 mo. USD Term SOFR + 0.56%) 7/20/70	61,133	60,965
*Series 2021-138 Class IK 3.00% 7/20/51	755,162	109,001
*Series 2021-191 Class NI 3.00% 10/20/51	159,004	29,180
Series 2021-223 Class P 2.00% 6/20/51	279,009	247,648
Series 2022-139 Class AL 4.00% 7/20/51	500,000	455,146
Series 2022-189 Class PT 2.50% 10/20/51	235,330	198,680
Series 2022-24 Class AH 2.50% 2/20/52	136,360	116,819
*Series 2022-81 Class CI 3.00% 9/20/50	639,864	91,760
Series 2022-9 Class GA 2.00% 1/20/52	268,202	221,319
Series 2022-99 Class JW 2.50% 1/20/52	100,000	84,148
*Series 2023-130 IO 4.00% 8/20/47	1,278,020	220,851
*•Series 2024-151 Class KS 2.38% (6.05% minus 30 day USD SOFR Average) 9/20/54	822,737	71,192
*•Series 2025-108 Class SC 2.21% (5.88% minus 30 day USD SOFR Average) 6/20/55	3,583,675	298,705
*•Series 2025-114 Class WS 1.48% (5.15% minus 30 day USD SOFR Average) 7/20/55	1,896,246	77,299
*•Series 2025-141 Class SE 2.18% (5.85% minus 30 day USD SOFR Average) 8/20/55	2,135,407	176,806
*•Series 2025-55 Class SD 2.28% (5.95% minus 30 day USD SOFR Average) 3/20/55	3,658,480	302,454
*•Series 2025-95 Class SB 2.13% (5.80% minus 30 day USD SOFR Average) 5/20/55	2,033,602	152,123
Total Agency Collateralized Mortgage Obligations (Cost $271,649,288)		271,028,378
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.69%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
*♦•Series K058 Class X1 0.89% 8/25/26	5,809,492	$8,772
*♦•Series K094 Class X1 0.87% 6/25/29	674,929	15,991
*♦•Series K094 Class XAM 1.15% 6/25/29	1,150,000	38,812
*♦•Series K095 Class XAM 1.23% 6/25/29	300,000	11,357
*♦•Series K101 Class X1 0.83% 10/25/29	288,220	7,095
*♦•Series K104 Class XAM 1.38% 1/25/30	600,000	27,740
*♦•Series K105 Class X1 1.51% 1/25/30	1,650,680	78,780
*♦•Series K110 Class X1 1.64% 4/25/30	1,752,948	94,287
*♦•Series K115 Class X1 1.31% 6/25/30	683,954	31,744
*♦•Series K116 Class X1 1.41% 7/25/30	1,257,204	60,615
*♦•Series K124 Class X1 0.71% 12/25/30	690,450	19,191
*♦•Series K128 Class X1 0.51% 3/25/31	1,966,119	40,280
*♦•Series K130 Class X1 1.03% 6/25/31	2,876,456	125,680
*♦•Series K131 Class X1 0.72% 7/25/31	2,382,115	77,054
*♦•Series K133 Class X1 0.34% 9/25/31	3,759,819	62,292
*♦•Series K142 Class X1 0.30% 3/25/32	1,594,282	25,308
*♦•Series K143 Class X1 0.34% 4/25/55	1,689,424	31,926
♦Series K144 Class A2 2.45% 4/25/32	21,463,000	19,229,449
*♦•Series K145 Class X1 0.32% 5/25/32	1,889,702	34,069
*♦•Series K147 Class X1 0.37% 6/25/32	2,648,325	57,581
*♦•Series K148 Class X1 0.25% 7/25/32	5,785,438	90,589
*♦•Series K149 Class X1 0.27% 8/25/32	2,681,432	45,584
♦•Series K-150 Class A2 3.71% 9/25/32	10,595,000	10,175,471
*♦•Series K-151 Class X1 0.18% 10/25/32	4,785,709	61,648
*♦•Series K-1511 Class X1 0.77% 3/25/34	577,788	23,878
*♦•Series K-1520 Class X1 0.47% 2/25/36	1,183,600	38,960
*♦•Series K-157 Class X1 0.25% 5/25/33	2,198,726	40,654
*♦•Series K737 Class X1 0.60% 10/25/26	1,683,130	2,668
*♦•Series K741 Class X1 0.54% 12/25/27	649,931	4,985
LVIP Franklin Templeton Core Bond Fund–4

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
*♦•Series K742 Class X1 0.63% 3/25/28	1,109,392	$9,674
*♦•Series K743 Class X1 0.90% 5/25/28	974,563	15,870
♦Series K753 Class A2 4.40% 10/25/30	7,284,000	7,326,149
*♦•Series KC05 Class X1 1.18% 6/25/27	248,611	1,856
Federal National Mortgage Association-ACES
Series 2016-M11 Class AL 2.94% 7/25/39	23,271	22,128
Series 2018-M15 Class 1A2 3.70% 1/25/36	300,000	286,521
•FREMF Mortgage Trust Series 2017-K71 Class B 3.75% 11/25/50	2,731,000	2,685,495
Government National Mortgage Association
•Series 2013-107 Class AD 2.78% 11/16/47	86,653	80,113
*•Series 2013-50 IO 0.07% 10/16/48	888,007	2,214
*•Series 2013-74 IO 0.45% 12/16/53	497,736	4,690
*•Series 2017-145 IO 0.48% 4/16/57	261,877	6,308
*•Series 2017-157 IO 0.52% 12/16/59	187,857	5,293
*•Series 2017-8 IO 0.44% 8/16/58	268,779	5,138
*•Series 2020-109 Class AI 0.84% 5/16/60	478,677	26,260
*•Series 2020-184 IO 0.91% 11/16/60	614,559	41,294
*•Series 2020-68 IO 1.61% 5/16/60	2,439,811	241,155
*•Series 2021-11 Class IX 1.16% 12/16/62	2,966,933	232,298
*•Series 2021-110 IO 0.88% 11/16/63	1,080,789	66,503
*•Series 2021-133 IO 0.88% 7/16/63	1,175,530	79,867
*•Series 2021-37 IO 0.80% 1/16/61	619,827	34,923
*•Series 2021-60 IO 0.83% 5/16/63	514,066	27,781
*•Series 2021-63 IO 0.82% 4/16/61	3,296,442	194,588
*•Series 2021-68 IO 0.88% 10/16/62	586,719	33,437
*•Series 2021-94 IO 0.83% 2/16/63	3,155,527	187,522
•Series 2022-196 Class BE 3.00% 10/16/64	300,000	212,038
*•Series 2022-210 IO 0.70% 7/16/64	373,757	22,356
*•Series 2022-216 IO 0.75% 7/16/65	387,955	20,542
•Series 2022-220 Class E 3.00% 10/16/64	200,000	142,882
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
*•Series 2022-3 IO 0.64% 2/16/61	1,473,127	$68,479
*•Series 2022-59 IO 0.57% 2/16/62	742,546	29,412
Series 2023-92 Class AH 2.00% 6/16/64	1,276,361	995,238
*•Series 2023-92 Class IA 0.61% 6/16/64	1,374,543	72,171
*•Government National Mortgage Association REMICS Series 2021-108 IO 0.97% 6/16/61	3,109,475	210,934
Total Agency Commercial Mortgage-Backed Securities (Cost $44,152,782)		43,953,589
AGENCY MORTGAGE-BACKED SECURITIES–35.05%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	602,830	513,286
1.50% 5/1/41	673,978	571,512
1.50% 7/1/41	480,795	406,758
1.50% 10/1/41	675,003	568,891
1.50% 11/1/41	71,393	60,117
2.00% 9/1/40	98,763	87,163
2.00% 10/1/40	277,783	243,964
2.00% 3/1/41	492,953	434,952
2.00% 6/1/41	65,008	56,804
2.00% 7/1/41	254,094	222,001
2.00% 8/1/41	201,422	175,671
2.00% 9/1/41	733,177	639,013
2.00% 10/1/41	340,707	296,468
2.00% 11/1/41	194,902	169,582
2.00% 12/1/41	497,753	432,575
2.00% 1/1/42	1,115,028	969,211
2.00% 2/1/42	432,510	375,282
2.00% 4/1/42	760,635	663,664
2.00% 7/1/50	448,532	365,674
2.00% 11/1/50	190,786	157,318
2.00% 12/1/50	5,123,473	4,169,544
2.00% 2/1/51	778,855	640,426
2.00% 3/1/51	371,353	304,972
2.00% 4/1/51	115,936	95,478
2.00% 5/1/51	1,853,622	1,513,391
2.00% 6/1/51	214,183	175,674
2.00% 11/1/51	75,845	61,924
2.00% 3/1/52	13,519,625	10,951,448
2.50% 3/1/42	142,504	128,049
2.50% 4/1/42	72,942	65,499
2.50% 9/1/42	19,166,830	17,213,861
2.50% 7/1/50	1,902,552	1,630,435
2.50% 10/1/50	275,801	237,368
2.50% 11/1/50	808,132	694,544
2.50% 12/1/50	871,869	749,358
2.50% 2/1/51	290,316	250,051
2.50% 3/1/51	2,545,736	2,186,480
2.50% 5/1/51	3,231,646	2,773,141
2.50% 7/1/51	63,645	54,844
2.50% 8/1/51	695,093	597,215
2.50% 9/1/51	72,554	62,273
2.50% 11/1/51	14,869,734	12,791,638
2.50% 12/1/51	18,165,885	15,641,230
LVIP Franklin Templeton Core Bond Fund–5

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50% 1/1/52	2,419,271	$2,077,742
2.50% 2/1/52	296,848	254,919
2.50% 4/1/52	1,818,797	1,563,455
3.00% 9/1/32	21,687	21,079
3.00% 10/1/32	11,483	11,148
3.00% 10/1/33	8,514	8,217
3.00% 7/1/42	149,213	138,134
3.00% 9/1/42	225,664	209,082
3.00% 1/1/47	43,123,319	38,697,085
3.00% 8/1/48	3,543,267	3,201,802
3.00% 9/1/49	73,860	66,464
3.00% 11/1/49	73,176	65,572
3.00% 6/1/50	283,663	249,528
3.00% 7/1/50	2,938,178	2,646,657
3.00% 6/1/51	118,540	106,164
3.00% 8/1/51	4,976,638	4,433,622
3.00% 10/1/51	72,995	65,227
3.00% 11/1/51	37,244	32,911
3.00% 1/1/52	2,587,894	2,313,517
3.00% 2/1/52	79,611	70,599
3.00% 3/1/52	147,815	130,881
3.00% 4/1/52	293,387	260,023
3.00% 8/1/52	16,167,286	14,403,303
•3.01% (1 yr. USD RFUCCT + 1.63%) 11/1/48	543,211	542,606
•3.42% (1 yr. USD RFUCCT + 1.62%) 2/1/50	293,173	299,051
3.50% 1/1/38	96,874	93,150
3.50% 2/1/47	7,440,583	6,998,078
3.50% 7/1/47	45,456,883	42,476,967
3.50% 11/1/48	6,814,230	6,389,924
3.50% 2/1/49	29,310,242	26,987,618
3.50% 12/1/50	227,184	211,420
3.50% 1/1/52	64,653	59,720
4.00% 10/1/47	5,324,011	5,082,986
4.00% 7/1/49	883,445	845,976
4.00% 9/1/49	5,001,096	4,789,791
4.00% 7/1/50	82,031	78,998
4.00% 4/1/52	563,289	535,640
4.00% 9/1/52	12,480,907	11,817,962
4.00% 2/1/53	370,445	353,040
4.50% 10/1/35	24,687	24,463
4.50% 5/1/38	1,590,106	1,583,074
4.50% 3/1/47	68,520	67,727
4.50% 1/1/49	3,342,474	3,281,022
4.50% 3/1/49	1,629,667	1,599,718
4.50% 8/1/49	5,068,435	4,981,514
4.50% 1/1/51	129,440	126,236
4.50% 7/1/52	217,763	211,634
4.50% 10/1/52	17,344,312	16,811,095
4.50% 11/1/52	476,730	463,372
4.50% 12/1/52	146,525	142,156
5.00% 10/1/48	2,009,459	2,013,951
5.00% 7/1/52	11,090,224	11,062,071
5.00% 9/1/52	22,872,554	22,833,388
5.00% 11/1/52	297,698	295,349
5.00% 12/1/52	73,156	72,385
5.00% 1/1/53	224,713	222,962
5.00% 3/1/53	226,594	225,991
5.00% 4/1/53	615,181	613,298
5.00% 2/1/55	3,010,091	2,992,118
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
•5.19% (1 yr. USD RFUCCT + 1.62%) 11/1/47	160,251	$165,058
5.50% 9/1/41	5,574,169	5,759,409
5.50% 9/1/52	11,006,990	11,224,915
5.50% 11/1/52	2,235,295	2,277,432
5.50% 12/1/52	73,692	74,691
5.50% 1/1/53	68,072	69,095
5.50% 3/1/53	19,985,456	20,340,224
5.50% 4/1/53	134,651	136,085
5.50% 5/1/53	289,647	294,790
5.50% 6/1/53	234,758	238,286
5.50% 7/1/53	145,257	146,785
5.50% 8/1/53	387,366	392,193
5.50% 9/1/53	22,025,498	22,343,954
5.50% 2/1/54	18,348,087	18,664,243
5.50% 4/1/54	2,509,615	2,554,238
6.00% 12/1/52	303,296	310,459
6.00% 8/1/53	3,081,238	3,159,350
6.00% 10/1/53	1,315,290	1,361,387
6.00% 4/1/54	155,509	159,301
6.50% 1/1/53	104,029	108,221
6.50% 2/1/53	170,565	177,286
6.50% 4/1/53	112,317	117,093
6.50% 5/1/53	246,918	259,127
6.50% 11/1/53	563,974	589,330
6.50% 2/1/54	178,847	185,634
6.50% 4/1/54	147,543	153,180
Federal National Mortgage Association
1.50% 11/1/41	425,158	358,371
1.50% 2/1/42	340,532	289,562
2.00% 8/1/36	24,287,582	22,367,538
2.00% 10/1/40	1,390,846	1,224,158
2.00% 6/1/41	65,741	57,453
2.00% 9/1/41	265,279	231,188
2.00% 10/1/41	204,142	178,416
2.00% 11/1/41	204,120	177,514
2.00% 12/1/41	629,015	547,244
2.00% 1/1/42	841,350	734,675
2.00% 2/1/42	633,809	549,765
2.00% 3/1/42	71,462	61,934
2.00% 4/1/42	147,976	128,289
2.00% 5/1/42	165,803	143,705
2.00% 8/1/42	847,893	739,837
2.00% 6/1/50	21,326,894	17,387,123
2.00% 8/1/50	50,959	41,940
2.00% 9/1/50	497,182	405,518
2.00% 10/1/50	303,414	247,412
2.00% 11/1/50	13,521,246	11,107,776
2.00% 1/1/51	4,148,790	3,420,965
2.00% 2/1/51	11,847,202	9,743,763
2.00% 3/1/51	2,327,595	1,898,337
2.00% 4/1/51	16,147,494	13,112,823
2.00% 5/1/51	640,647	520,165
2.00% 8/1/51	6,154,827	5,045,275
2.00% 9/1/51	39,497,841	32,030,523
2.00% 10/1/51	1,457,597	1,186,225
2.00% 11/1/51	143,922	117,725
2.00% 1/1/52	15,666,538	12,872,378
2.00% 2/1/52	147,748	121,391
2.00% 3/1/52	402,449	329,397
2.50% 9/1/36	71,390	66,505
2.50% 3/1/38	201,677	187,955
LVIP Franklin Templeton Core Bond Fund–6

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 11/1/40	140,687	$127,527
2.50% 3/1/41	118,160	106,965
2.50% 4/1/41	122,293	110,654
2.50% 5/1/41	262,940	237,432
2.50% 11/1/41	338,958	305,185
2.50% 2/1/42	195,566	175,931
2.50% 3/1/42	208,782	187,616
2.50% 4/1/42	214,540	192,637
2.50% 5/1/42	73,438	65,959
2.50% 9/1/42	77,427	69,736
2.50% 6/1/50	49,324	42,220
2.50% 8/1/50	20,102,601	17,279,806
2.50% 10/1/50	464,467	398,543
2.50% 11/1/50	129,951	111,485
2.50% 12/1/50	57,874	49,706
2.50% 1/1/51	35,660,363	30,787,202
2.50% 2/1/51	92,534	79,499
2.50% 3/1/51	59,886	51,541
2.50% 5/1/51	172,006	147,999
2.50% 6/1/51	6,157,883	5,306,253
2.50% 7/1/51	1,202,801	1,033,380
2.50% 8/1/51	29,578,252	25,403,567
2.50% 9/1/51	199,284	171,342
2.50% 10/1/51	548,215	470,576
2.50% 11/1/51	62,404	53,582
2.50% 12/1/51	558,569	477,001
2.50% 1/1/52	2,187,870	1,860,367
2.50% 2/1/52	55,263,386	46,577,095
2.50% 3/1/52	218,408	187,324
2.50% 5/1/52	1,868,965	1,595,609
2.50% 7/1/53	6,308,673	5,349,579
2.50% 9/1/61	281,266	231,280
2.95% 7/1/27	335,053	330,212
3.00% 11/1/33	6,291,761	6,107,756
3.00% 7/1/35	48,066	45,651
3.00% 2/1/36	122,568	116,668
3.00% 4/1/36	87,453	83,281
3.00% 7/1/36	203,378	193,247
3.00% 8/1/36	336,544	319,459
3.00% 10/1/36	230,953	219,025
3.00% 4/1/38	71,961	69,450
3.00% 6/1/38	103,000	97,923
3.00% 9/1/40	33,083	30,734
3.00% 1/1/41	52,567	49,790
3.00% 3/1/42	64,286	59,042
3.00% 5/1/42	150,761	139,072
3.00% 6/1/42	224,188	206,412
3.00% 6/1/43	14,658	13,368
3.00% 7/1/43	47,074	42,929
3.00% 10/1/43	38,706	35,292
3.00% 1/1/45	65,517	59,823
3.00% 6/1/45	341,661	310,684
3.00% 8/1/46	832,751	753,232
3.00% 10/1/46	150,657	136,138
3.00% 12/1/46	85,967	77,806
3.00% 1/1/47	1,201,148	1,092,145
3.00% 2/1/47	476,902	434,370
3.00% 12/1/47	1,855,824	1,671,545
3.00% 2/1/48	16,149,206	14,616,775
3.00% 3/1/48	13,096,566	11,786,074
3.00% 11/1/48	67,223	61,307
3.00% 12/1/49	14,179,236	12,704,357
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 4/1/50	292,637	$262,281
3.00% 10/1/50	122,124	108,612
3.00% 11/1/50	290,831	258,081
3.00% 5/1/51	2,489,701	2,228,997
3.00% 6/1/51	57,604	51,772
3.00% 8/1/51	292,521	262,908
3.00% 10/1/51	61,899	55,613
3.00% 11/1/51	1,792,778	1,603,145
3.00% 12/1/51	132,319	117,995
3.00% 1/1/52	1,392,162	1,235,374
3.00% 2/1/52	138,864	123,753
3.00% 3/1/52	1,313,130	1,174,677
3.00% 4/1/52	292,167	259,617
3.00% 5/1/52	393,964	346,820
3.50% 4/1/32	207,797	203,584
3.50% 2/1/37	29,445	28,428
3.50% 12/1/37	27,350	26,088
3.50% 8/1/39	34,411	33,155
3.50% 2/1/40	100,390	95,847
3.50% 12/1/42	22,649	21,353
3.50% 3/1/43	164,438	155,144
3.50% 11/1/44	1,483,806	1,397,115
3.50% 12/1/46	192,484	181,467
3.50% 12/1/47	426,692	395,857
3.50% 11/1/48	658,854	616,982
3.50% 8/1/50	22,793,093	21,174,342
3.50% 12/1/51	66,127	61,741
3.50% 1/1/52	136,647	127,190
3.50% 3/1/52	69,414	64,139
3.50% 4/1/52	276,033	255,055
3.50% 5/1/52	12,419,201	11,521,985
4.00% 9/1/42	19,826,942	19,350,585
4.00% 11/1/42	123,366	119,116
4.00% 4/1/44	254,511	245,469
4.00% 10/1/44	1,469,010	1,415,340
4.00% 12/1/44	71,997	69,403
4.00% 5/1/47	193,931	185,536
4.00% 10/1/48	3,455,589	3,324,834
4.00% 1/1/49	135,510	129,192
4.00% 4/1/52	430,905	409,754
4.00% 7/1/52	447,923	424,774
4.00% 6/1/57	197,556	186,876
4.27% 10/1/32	94,777	94,204
4.50% 6/1/39	99,891	98,859
4.50% 10/1/43	128,223	126,898
4.50% 3/1/46	177,254	174,873
4.50% 6/1/48	59,125	58,359
4.50% 7/1/48	86,536	85,028
4.50% 8/1/48	139,949	137,592
4.50% 11/1/48	77,722	76,414
4.50% 7/1/49	45,674	44,501
4.50% 9/1/49	422,563	415,583
4.50% 1/1/50	3,059,597	2,999,322
4.50% 3/1/50	70,860	69,908
4.50% 4/1/50	11,438,080	11,242,002
4.50% 5/1/50	88,305	86,119
4.50% 9/1/51	54,645	53,366
4.50% 8/1/52	604,533	585,763
4.50% 9/1/52	222,121	216,193
4.50% 11/1/52	163,186	158,777
4.50% 1/1/53	142,421	138,174
4.50% 8/1/58	245,951	237,476
LVIP Franklin Templeton Core Bond Fund–7

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 1/1/59	34,190	$32,917
5.00% 7/1/47	13,993,856	14,142,111
5.00% 9/1/48	144,606	144,245
5.00% 9/1/49	195,346	196,264
5.00% 1/1/51	14,077,451	14,115,197
5.00% 6/1/52	138,453	138,296
5.00% 7/1/52	341,648	343,049
5.00% 11/1/52	181,837	180,749
5.00% 1/1/53	76,017	75,139
5.00% 2/1/53	144,401	143,137
5.00% 4/1/53	74,252	73,995
5.00% 8/1/53	5,762,283	5,752,549
5.50% 6/1/41	36,620	37,687
5.50% 5/1/44	6,012,592	6,205,168
5.50% 8/1/52	8,225,868	8,417,351
5.50% 11/1/52	7,174,776	7,312,618
5.50% 1/1/53	273,266	275,674
5.50% 2/1/53	65,522	66,468
5.50% 4/1/53	210,856	214,025
5.50% 5/1/53	307,209	310,897
5.50% 7/1/53	8,071,973	8,135,299
5.50% 8/1/53	210,334	212,659
5.50% 9/1/53	624,296	633,678
5.50% 9/1/54	1,716,799	1,738,251
6.00% 10/1/39	67,787	70,763
6.00% 7/1/41	122,512	128,390
6.00% 1/1/42	11,228,942	11,767,963
6.00% 1/1/53	65,102	66,700
6.00% 5/1/53	210,067	216,124
6.00% 6/1/53	1,375,850	1,413,815
6.00% 7/1/53	10,656,218	10,994,752
6.50% 11/1/52	62,380	65,613
6.50% 1/1/53	345,910	361,626
6.50% 2/1/53	53,281	55,290
6.50% 9/1/53	4,978,498	5,190,192
6.50% 12/1/53	189,039	196,284
6.50% 1/1/54	123,793	129,469
6.50% 3/1/54	120,934	125,569
6.50% 6/1/54	204,751	211,679
Government National Mortgage Association
2.00% 8/20/50	101,397	83,812
2.00% 10/20/50	1,901,060	1,572,260
2.00% 12/20/50	1,497,104	1,236,153
2.00% 1/20/51	1,443,704	1,193,324
2.00% 2/20/51	1,768,459	1,450,457
2.00% 3/20/51	568,635	464,214
2.00% 4/20/51	540,083	436,812
2.50% 10/20/49	179,140	155,111
2.50% 12/20/50	178,589	152,316
2.50% 1/20/51	98,957	85,283
2.50% 2/20/51	70,727	60,905
2.50% 5/20/51	470,378	404,807
2.50% 6/20/51	67,728	58,308
2.50% 7/20/51	193,757	167,721
2.50% 8/20/51	130,671	112,495
2.50% 10/20/51	605,099	520,928
2.50% 11/20/51	66,763	57,476
2.50% 12/20/51	559,591	480,874
3.00% 9/15/42	81,680	74,746
3.00% 10/15/42	10,881	9,937
3.00% 8/15/45	2,334,959	2,106,561
3.00% 1/20/46	11,994	10,878
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.00% 8/20/46	77,784	$70,514
3.00% 11/20/46	42,348	38,388
3.00% 2/20/47	16,233	14,662
3.00% 9/20/47	54,148	48,940
3.00% 2/20/48	3,517	3,179
3.00% 1/20/50	206,352	182,558
3.00% 3/20/50	155,680	137,432
3.00% 11/20/51	200,227	176,733
3.00% 12/20/51	10,997,323	9,827,577
3.00% 2/20/52	562,518	498,647
3.00% 3/20/52	1,107,487	982,253
3.00% 4/20/52	488,334	434,107
3.50% 4/20/45	45,116	42,503
3.50% 11/20/45	50,892	47,683
3.50% 1/20/46	30,356	28,574
3.50% 3/20/46	140,903	132,048
3.50% 4/20/46	86,314	81,248
3.50% 5/20/46	32,454	30,395
3.50% 6/20/46	55,751	52,214
3.50% 7/20/46	33,591	31,408
3.50% 9/20/46	12,244	11,522
3.50% 9/20/47	487,846	457,840
3.50% 10/20/47	77,305	71,572
3.50% 2/20/48	303,500	281,943
3.50% 9/20/48	1,330,202	1,245,977
3.50% 10/20/48	22,337	20,916
3.50% 11/20/48	275,321	257,791
3.50% 10/20/49	21,157	19,418
3.50% 2/20/50	24,740	22,706
3.50% 5/15/50	59,252	54,556
3.50% 3/20/52	82,525	74,516
3.50% 6/20/52	54,588	49,425
4.00% 10/20/44	6,479	6,221
4.00% 8/20/46	118,523	113,477
4.00% 2/20/47	46,233	44,161
4.00% 6/20/47	284,295	271,806
4.00% 9/20/47	181,039	172,988
4.00% 11/20/47	86,539	82,659
4.00% 12/20/47	43,161	41,218
4.00% 2/20/48	117,658	110,817
4.00% 3/20/48	390,561	372,836
4.00% 4/20/48	23,938	22,843
4.00% 5/20/48	43,181	41,291
4.00% 8/20/48	113,242	107,901
4.00% 9/20/48	28,250	26,938
4.00% 2/20/49	215,299	204,815
4.00% 3/20/49	65,995	62,741
4.00% 4/20/49	54,551	51,844
4.00% 10/20/49	21,253	20,107
4.00% 11/20/49	146,650	138,738
4.00% 1/20/50	26,069	24,180
4.00% 2/20/50	125,224	118,901
4.00% 4/20/50	66,186	62,301
4.00% 6/20/52	147,270	138,801
4.00% 8/20/52	150,534	142,278
4.00% 10/20/52	306,291	290,154
4.50% 7/20/32	2,035	2,016
4.50% 6/20/34	384	381
4.50% 2/20/40	1,814	1,798
4.50% 8/20/45	2,511	2,482
4.50% 8/20/47	50,704	50,023
4.50% 4/20/48	81,761	80,553
LVIP Franklin Templeton Core Bond Fund–8

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.50% 5/20/48	7,270	$7,140
4.50% 6/20/48	107,199	105,475
4.50% 8/20/48	380,139	374,162
4.50% 10/20/48	74,707	73,531
4.50% 12/20/48	144,336	142,019
4.50% 1/20/49	154,450	152,066
4.50% 2/20/49	134,640	132,354
4.50% 3/20/49	283,313	278,591
4.50% 2/20/50	204,916	201,502
4.50% 3/20/50	26,493	26,036
4.50% 5/20/50	303,328	297,775
4.50% 11/20/50	143,275	141,021
4.50% 12/20/50	27,172	26,683
4.50% 8/20/52	227,406	220,572
4.50% 9/20/52	282,380	275,135
4.50% 11/20/52	75,895	73,884
5.00% 5/20/48	28,367	28,637
5.00% 6/20/48	21,526	21,651
5.00% 9/20/48	36,298	36,629
5.00% 10/20/48	152,955	154,640
5.00% 11/20/48	68,559	69,170
5.00% 12/20/48	99,917	100,704
5.00% 1/20/49	105,935	106,813
5.00% 4/20/49	64,529	65,197
5.00% 9/20/49	59,006	59,567
5.00% 11/20/49	37,935	38,296
5.00% 1/20/50	53,816	54,328
5.00% 8/20/52	1,558,302	1,555,370
5.00% 9/20/52	5,650,088	5,626,486
5.00% 10/20/52	214,870	213,808
5.00% 12/20/52	73,287	72,899
5.00% 1/20/53	218,933	218,590
5.00% 5/20/53	976,560	975,029
5.00% 8/20/53	897,503	896,610
5.50% 10/15/42	6,908,244	7,181,817
5.50% 11/20/52	130,372	132,435
5.50% 1/20/53	490,922	498,771
5.50% 2/20/53	263,504	266,360
5.50% 3/20/53	539,573	546,018
5.50% 4/20/53	6,737,080	6,714,750
5.50% 5/20/53	1,243,243	1,261,125
5.50% 7/20/53	9,830,770	9,972,284
5.50% 8/20/53	611,898	622,753
5.50% 2/20/54	10,889,017	11,045,653
6.00% 9/20/53	765,357	790,279
6.00% 1/20/54	1,781,266	1,849,041
6.00% 2/20/54	1,863,648	1,926,908
Government National Mortgage Association, TBA
2.00% 4/20/56	57,000,000	47,073,984
2.50% 4/20/56	89,000,000	76,553,906
3.50% 4/20/56	34,000,000	31,179,881
4.00% 4/20/56	25,000,000	23,414,405
4.50% 4/20/56	25,790,000	24,910,591
5.00% 4/20/56	36,800,000	36,443,126
5.50% 4/20/56	36,360,000	36,591,567
6.00% 4/20/56	51,300,000	52,162,158
6.50% 4/20/55	12,000,000	12,470,771
Uniform Mortgage-Backed Security, TBA
1.50% 4/1/41	26,500,000	23,818,287
2.00% 4/1/41	13,500,000	12,415,446
2.00% 4/1/56	115,000,000	92,601,953
2.50% 4/1/41	12,000,000	11,333,821
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Uniform Mortgage-Backed Security, TBA (continued)
2.50% 4/1/56	12,000,000	$10,087,500
4.00% 3/1/56	23,000,000	21,712,067
4.00% 4/1/56	23,000,000	21,701,044
4.50% 4/1/56	219,000,000	211,336,242
5.00% 4/1/40	16,000,000	16,116,832
5.50% 4/1/56	83,000,000	83,382,291
6.00% 4/1/56	167,000,000	170,227,776
6.50% 4/1/56	198,000,000	204,831,748
Total Agency Mortgage-Backed Securities (Cost $2,277,746,668)		2,241,044,018
CORPORATE BONDS–31.38%
Advertising–0.04%
Omnicom Group, Inc. 2.40% 3/1/31	3,200,000	2,863,236
		2,863,236
Aerospace & Defense–1.28%
BAE Systems PLC 5.30% 3/26/34	17,745,000	18,174,578
Boeing Co.
2.70% 2/1/27	210,000	207,057
2.80% 3/1/27	80,000	78,758
3.10% 5/1/26	60,000	59,921
3.20% 3/1/29	200,000	192,899
3.25% 2/1/35	320,000	274,291
3.75% 2/1/50	30,000	21,281
5.15% 5/1/30	7,260,000	7,381,532
6.86% 5/1/54	22,621,000	24,896,104
6.88% 3/15/39	4,875,000	5,355,496
Honeywell Aerospace, Inc.
4.60% 3/16/33	2,450,000	2,421,894
4.95% 3/16/36	4,910,000	4,871,717
5.73% 3/16/56	2,785,000	2,752,836
5.85% 3/16/66	1,875,000	1,859,864
Howmet Aerospace, Inc.
4.55% 11/15/32	8,530,000	8,419,527
4.75% 4/15/36	3,830,000	3,723,364
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	137,329
Northrop Grumman Corp.
3.25% 1/15/28	160,000	157,141
5.25% 5/1/50	1,060,000	983,089
		81,968,678
Agriculture–0.76%
BAT Capital Corp.
3.56% 8/15/27	185,000	182,970
3.73% 9/25/40	180,000	143,062
4.39% 8/15/37	4,023,000	3,655,048
4.54% 8/15/47	270,000	219,222
4.63% 3/22/33	14,795,000	14,478,192
6.25% 8/15/55	130,000	131,484
7.08% 8/2/53	70,000	77,340
Bunge Ltd. Finance Corp. 4.20% 9/17/29	11,394,000	11,286,200
Philip Morris International, Inc.
2.10% 5/1/30	250,000	227,519
4.00% 10/29/30	18,000,000	17,618,603
4.50% 3/20/42	560,000	489,376
4.88% 2/13/29	130,000	131,936
5.13% 2/13/31	30,000	30,683
LVIP Franklin Templeton Core Bond Fund–9

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International, Inc. (continued)
5.25% 2/13/34	100,000	$101,830
Reynolds American, Inc. 5.85% 8/15/45	50,000	48,424
		48,821,889
Airlines–0.11%
AS Mileage Plan IP Ltd. 5.02% 10/20/29	5,800,000	5,741,368
United Airlines, Inc. 4.63% 4/15/29	1,040,000	1,020,369
		6,761,737
Apparel–0.10%
Tapestry, Inc. 5.10% 3/11/30	6,500,000	6,567,508
		6,567,508
Auto Manufacturers–0.41%
Ford Motor Co. 6.10% 8/19/32	270,000	272,212
Ford Motor Credit Co. LLC 5.80% 3/5/27	4,700,000	4,725,921
General Motors Co.
5.60% 10/15/32	70,000	71,667
6.75% 4/1/46	41,000	42,446
General Motors Financial Co., Inc.
4.20% 10/27/28	1,935,000	1,915,068
5.45% 9/6/34	2,985,000	2,960,589
5.63% 4/4/32	2,777,000	2,841,508
Hyundai Capital America
2.10% 9/15/28	5,000,000	4,707,827
4.50% 9/18/30	1,870,000	1,838,809
5.35% 3/19/29	6,700,000	6,822,576
		26,198,623
Banks–8.33%
μAustralia & New Zealand Banking Group Ltd. 2.57% 11/25/35	2,910,000	2,600,872
Banco Santander SA 6.92% 8/8/33	5,400,000	5,828,171
Bank of America Corp.
μ1.90% 7/23/31	410,000	365,164
μ2.57% 10/20/32	670,000	596,112
μ2.59% 4/29/31	240,000	221,720
μ2.97% 2/4/33	1,070,000	968,578
μ3.59% 7/21/28	890,000	880,428
μ3.97% 3/5/29	480,000	475,646
μ3.97% 2/7/30	280,000	276,147
μ4.08% 3/20/51	1,160,000	897,269
4.25% 10/22/26	810,000	809,585
μ4.33% 3/15/50	230,000	186,474
5.00% 1/21/44	40,000	37,215
μ5.16% 1/24/31	8,567,000	8,730,218
μ5.52% 10/25/35	23,067,000	23,066,471
μ5.82% 9/15/29	8,690,000	8,964,510
μ6.20% 11/10/28	20,477,000	21,035,886
μ6.25% 7/26/30	14,618,000	14,706,044
μ6.63% 5/1/30	4,781,000	4,901,696
μBank of Montreal
3.80% 12/15/32	70,000	68,881
7.30% 11/26/84	2,160,000	2,210,758
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of Nova Scotia
4.59% 5/4/37	180,000	$172,194
7.35% 4/27/85	2,910,000	2,938,370
Banque Federative du Credit Mutuel SA 4.54% 1/15/31	5,040,000	4,970,283
μBarclays PLC 4.97% 5/16/29	450,000	452,738
μCaixaBank SA 4.89% 7/3/31	500,000	500,576
Citigroup, Inc.
μ2.52% 11/3/32	240,000	211,613
μ2.57% 6/3/31	1,010,000	925,847
μ3.79% 3/17/33	390,000	365,841
4.45% 9/29/27	2,380,000	2,380,067
μ4.50% 9/11/31	5,395,000	5,333,681
4.65% 7/23/48	490,000	414,724
μ4.66% 5/24/28	90,000	90,169
4.75% 5/18/46	150,000	126,338
μ4.91% 5/24/33	620,000	617,193
μ6.02% 1/24/36	5,612,000	5,729,452
6.13% 8/25/36	250,000	260,160
μ6.63% 2/15/31	5,035,000	5,038,777
μ6.75% 2/15/30	6,946,000	6,942,871
μ6.88% 8/15/30	3,736,000	3,762,369
μ7.00% 8/15/34	4,110,000	4,229,938
8.13% 7/15/39	10,000	12,455
Commonwealth Bank of Australia
2.69% 3/11/31	3,200,000	2,895,509
5.84% 3/13/34	3,200,000	3,299,642
μCredit Agricole SA
4.82% 9/25/33	410,000	401,635
5.22% 5/27/31	5,754,000	5,823,893
μDeutsche Bank AG
5.30% 5/9/31	5,544,000	5,601,219
6.72% 1/18/29	5,422,000	5,617,438
6.82% 11/20/29	6,519,000	6,844,741
7.15% 7/13/27	5,037,000	5,070,976
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	950,000	843,391
μ2.91% 7/21/42	180,000	126,785
μ3.21% 4/22/42	80,000	59,318
3.50% 11/16/26	840,000	835,945
μ3.62% 3/15/28	90,000	89,283
μ3.69% 6/5/28	720,000	713,633
μ4.22% 5/1/29	560,000	556,840
4.75% 10/21/45	260,000	225,194
μ5.02% 10/23/35	9,348,000	9,175,097
μ5.07% 1/21/37	2,535,000	2,478,399
5.15% 5/22/45	190,000	169,917
μ5.22% 4/23/31	8,731,000	8,878,249
μ5.56% 11/19/45	7,782,000	7,486,545
6.25% 2/1/41	400,000	421,043
μ6.48% 10/24/29	8,074,000	8,446,572
6.75% 10/1/37	180,000	194,162
JPMorgan Chase & Co.
μ2.52% 4/22/31	970,000	896,384
μ2.55% 11/8/32	1,040,000	924,470
μ3.11% 4/22/51	240,000	156,680
3.63% 12/1/27	130,000	128,543
μ4.20% 7/23/29	290,000	288,333
4.25% 10/1/27	1,148,000	1,148,607
μ4.45% 12/5/29	460,000	460,550
μ5.01% 1/23/30	6,455,000	6,545,309
LVIP Franklin Templeton Core Bond Fund–10

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ5.10% 4/22/31	7,895,000	$8,038,350
μ5.14% 1/24/31	26,673,000	27,161,152
μ5.57% 4/22/28	6,940,000	7,024,732
μ5.57% 4/22/36	10,320,000	10,634,593
μ5.58% 7/23/36	6,605,000	6,688,925
μ6.25% 10/23/34	4,064,000	4,369,668
μMorgan Stanley
2.48% 9/16/36	19,146,000	16,472,984
2.70% 1/22/31	540,000	501,403
3.62% 4/1/31	1,110,000	1,064,385
3.77% 1/24/29	390,000	384,775
4.43% 1/23/30	20,000	19,910
4.49% 1/16/32	3,775,000	3,711,536
4.71% 3/12/32	5,190,000	5,155,055
5.07% 1/30/37	3,905,000	3,825,805
5.16% 4/20/29	11,755,000	11,890,396
5.19% 4/17/31	1,388,000	1,408,672
5.32% 7/19/35	680,000	682,358
5.47% 1/18/35	160,000	162,644
5.66% 4/17/36	5,023,000	5,144,870
5.83% 4/19/35	13,390,000	13,901,337
5.90% 3/13/47	3,240,000	3,224,966
6.30% 10/18/28	11,176,000	11,468,480
6.41% 11/1/29	7,055,000	7,363,275
μMorgan Stanley Private Bank NA 4.73% 7/18/31	4,472,000	4,458,148
μNatWest Group PLC 4.89% 5/18/29	200,000	201,398
μPNC Financial Services Group, Inc.
4.90% 5/13/31	3,557,000	3,578,796
5.58% 6/12/29	370,000	379,149
5.58% 1/29/36	4,530,000	4,624,700
5.68% 1/22/35	4,841,000	4,979,974
6.88% 10/20/34	7,074,000	7,815,143
Toronto-Dominion Bank
4.46% 6/8/32	170,000	167,139
μ8.13% 10/31/82	2,200,000	2,269,665
Truist Bank
3.30% 5/15/26	6,594,000	6,583,742
μ4.63% 9/17/29	20,396,000	20,220,938
μTruist Financial Corp. 6.05% 6/8/27	250,000	250,630
μU.S. Bancorp
2.22% 1/27/28	40,000	39,302
2.49% 11/3/36	4,284,000	3,703,690
4.65% 2/1/29	14,825,000	14,892,815
5.05% 2/12/31	6,676,000	6,773,254
5.38% 1/23/30	2,283,000	2,338,024
5.42% 2/12/36	3,599,000	3,677,637
5.68% 1/23/35	5,083,000	5,250,024
5.78% 6/12/29	270,000	277,716
5.84% 6/12/34	100,000	104,373
6.79% 10/26/27	3,430,000	3,475,671
μU.S. Bank NA 4.73% 5/15/28	6,238,000	6,260,680
UBS Group AG
4.13% 4/15/26	286,000	285,993
μ4.19% 4/1/31	400,000	391,365
4.25% 3/23/28	890,000	886,699
4.55% 4/17/26	271,000	270,997
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
UBS Group AG (continued)
μ4.75% 5/12/28	410,000	$411,137
μ5.58% 5/9/36	6,763,000	6,859,293
μ6.85% 9/10/29	12,828,000	12,712,926
Wells Fargo & Co.
μ2.39% 6/2/28	230,000	224,493
μ2.88% 10/30/30	430,000	405,696
3.00% 10/23/26	330,000	327,732
μ3.35% 3/2/33	640,000	587,639
4.15% 1/24/29	410,000	407,696
4.30% 7/22/27	204,000	203,738
4.40% 6/14/46	610,000	485,648
μ4.48% 4/4/31	390,000	386,631
4.65% 11/4/44	10,000	8,384
4.75% 12/7/46	580,000	486,217
4.90% 11/17/45	360,000	309,023
μ5.01% 4/4/51	2,310,000	2,035,094
μ5.15% 4/23/31	7,069,000	7,189,780
μ5.24% 1/24/31	5,156,000	5,255,930
μ5.61% 4/23/36	9,622,000	9,846,458
		532,709,251
Beverages–0.08%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	750,000	675,879
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	680,000	657,107
5.55% 1/23/49	510,000	495,297
Keurig Dr. Pepper, Inc. 5.30% 3/15/34	3,185,000	3,164,648
		4,992,931
Biotechnology–0.58%
Amgen, Inc.
5.25% 3/2/30	5,810,000	5,965,913
5.25% 3/2/33	3,610,000	3,704,683
Biogen, Inc. 2.25% 5/1/30	8,600,000	7,855,485
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	6,500,000	5,761,346
Royalty Pharma PLC
1.75% 9/2/27	6,297,000	6,070,476
2.20% 9/2/30	5,800,000	5,223,956
5.20% 9/25/35	2,775,000	2,738,736
		37,320,595
Building Materials–0.04%
Carlisle Cos., Inc. 5.25% 9/15/35	2,735,000	2,734,844
		2,734,844
Chemicals–0.02%
Equate Petrochemical Co. KSCC 4.25% 11/3/26	510,000	504,550
MEGlobal BV 2.63% 4/28/28	770,000	721,310
		1,225,860
Commercial Services–0.01%
DP World Ltd. 5.63% 9/25/48	770,000	689,604
		689,604
LVIP Franklin Templeton Core Bond Fund–11

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers–0.44%
Hewlett Packard Enterprise Co. 4.55% 10/15/29	6,500,000	$6,467,699
Leidos, Inc.
5.40% 3/15/32	9,078,000	9,253,661
5.50% 3/15/35	12,362,000	12,562,614
		28,283,974
Cosmetics & Personal Care–0.07%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	247,555
3.63% 3/24/32	250,000	234,912
Kenvue, Inc. 4.90% 3/22/33	4,150,000	4,183,397
		4,665,864
Diversified Financial Services–2.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	6,900,000	6,823,995
3.00% 10/29/28	19,734,000	18,995,642
4.13% 2/28/29	1,370,000	1,351,467
5.00% 11/15/35	160,000	154,552
5.10% 1/19/29	3,836,000	3,886,114
Air Lease Corp.
3.00% 2/1/30	8,421,000	7,826,873
μ4.13% 12/15/26	4,377,000	4,252,933
4.63% 10/1/28	3,017,000	3,003,245
5.10% 3/1/29	2,182,000	2,201,659
5.30% 2/1/28	180,000	182,013
Aircastle Ltd. 6.50% 7/18/28	5,810,000	6,023,561
Ally Financial, Inc. 8.00% 11/1/31	5,810,000	6,442,284
American Express Co. 4.05% 5/3/29	250,000	249,013
Aviation Capital Group LLC
3.50% 11/1/27	14,504,000	14,241,242
4.80% 10/24/30	14,878,000	14,706,170
5.38% 7/15/29	6,398,000	6,498,186
Avolon Holdings Funding Ltd.
4.95% 10/15/32	10,000,000	9,739,769
5.75% 11/15/29	5,800,000	5,942,907
μCapital One Financial Corp. 4.49% 9/11/31	6,490,000	6,372,302
CI Financial Corp. 7.50% 5/30/29	560,000	587,615
Intercontinental Exchange, Inc. 4.60% 3/15/33	80,000	79,306
Jane Street Group/JSG Finance, Inc. 4.50% 11/15/29	5,800,000	5,621,406
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,411,000	4,705,859
4.50% 9/15/26	8,450,000	8,423,176
6.45% 6/8/27	1,613,000	1,642,685
6.50% 1/20/43	4,685,000	4,550,951
LPL Holdings, Inc. 5.20% 3/15/30	8,800,000	8,864,486
Macquarie Airfinance Holdings Ltd. 6.40% 3/26/29	8,800,000	9,117,871
		162,487,282
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–3.22%
AEP Texas, Inc.
3.45% 1/15/50	1,649,000	$1,102,243
4.15% 5/1/49	1,397,000	1,055,258
5.40% 6/1/33	2,306,000	2,336,747
Alexander Funding Trust II 7.47% 7/31/28	5,800,000	6,107,057
μAmerican Electric Power Co., Inc.
5.80% 3/15/56	7,975,000	7,877,825
6.05% 3/15/56	2,660,000	2,636,259
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	71,678
Appalachian Power Co. 3.70% 5/1/50	2,201,000	1,562,629
Atlantic City Electric Co. 4.00% 10/15/28	1,548,000	1,536,707
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	68,558
Comision Federal de Electricidad 3.88% 7/26/33	1,220,000	1,044,765
Constellation Energy Generation LLC
4.40% 1/15/31	2,755,000	2,719,081
5.75% 3/15/54	7,357,000	7,136,913
μDominion Energy, Inc.
6.20% 2/15/56	3,855,000	3,821,093
6.63% 5/15/55	5,046,000	5,123,244
6.88% 2/1/55	6,051,000	6,227,511
DTE Electric Co.
4.85% 3/1/36	3,480,000	3,414,769
5.25% 5/15/35	1,195,000	1,212,021
DTE Energy Co. 5.10% 3/1/29	6,466,000	6,574,937
Duke Energy Carolinas LLC 4.95% 1/15/33	25,751,000	26,139,849
ENEL Finance International NV 4.38% 9/30/30	6,685,000	6,565,685
Exelon Corp. 5.45% 3/15/34	12,010,000	12,278,073
FirstEnergy Corp. 3.90% 7/15/27	510,000	505,847
Florida Power & Light Co. 5.70% 3/15/55	240,000	239,030
Georgia Power Co. 5.20% 3/15/35	210,000	213,297
MidAmerican Energy Co. 3.65% 4/15/29	260,000	255,289
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	200,000	198,834
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	6,699,000	6,297,217
μ6.50% 8/15/55	2,923,000	3,016,317
Northern States Power Co. 5.05% 5/15/35	3,200,000	3,222,241
NRG Energy, Inc. 5.41% 10/15/35	210,000	205,994
Oncor Electric Delivery Co. LLC
5.35% 4/1/35	120,000	122,620
5.80% 4/1/55	150,000	148,450
LVIP Franklin Templeton Core Bond Fund–12

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	$48,458
2.50% 2/1/31	110,000	98,583
3.30% 8/1/40	230,000	172,008
3.50% 8/1/50	50,000	33,060
5.05% 10/15/32	350,000	347,725
5.20% 5/1/36	1,895,000	1,846,920
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	307,454
5.45% 5/21/28	200,000	201,559
6.15% 5/21/48	890,000	848,097
μSempra 6.40% 10/1/54	14,791,000	14,744,768
Southern Power Co.
4.25% 10/1/30	2,525,000	2,492,408
4.90% 10/1/35	4,550,000	4,400,291
Southwestern Electric Power Co. 4.10% 9/15/28	16,298,000	16,185,423
Virginia Electric & Power Co.
4.90% 9/15/35	3,250,000	3,179,740
4.95% 3/15/36	7,265,000	7,081,871
Vistra Operations Co. LLC
4.60% 10/15/30	3,425,000	3,357,150
5.25% 10/15/35	2,485,000	2,413,237
6.00% 4/15/34	2,790,000	2,868,028
6.95% 10/15/33	16,079,000	17,495,688
Xcel Energy, Inc. 5.60% 4/15/35	6,500,000	6,605,644
		205,766,150
Electronics–0.19%
Amphenol Corp.
2.20% 9/15/31	6,553,000	5,815,675
4.40% 2/15/33	6,535,000	6,378,017
		12,193,692
Environmental Control–0.18%
Waste Connections, Inc.
4.80% 7/15/36	4,610,000	4,516,653
5.00% 3/1/34	6,740,000	6,783,729
		11,300,382
Food–1.07%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50% 1/15/36	6,206,000	6,208,855
6.25% 3/1/56	5,804,000	5,689,666
Kraft Heinz Foods Co.
4.63% 10/1/39	1,975,000	1,741,213
5.00% 6/4/42	7,427,000	6,531,032
6.88% 1/26/39	1,975,000	2,135,347
Kroger Co. 5.00% 9/15/34	220,000	217,220
Mars, Inc.
2.38% 7/16/40	300,000	211,782
3.20% 4/1/30	250,000	238,518
4.80% 3/1/30	8,855,000	8,948,190
5.00% 3/1/32	25,000	25,297
5.20% 3/1/35	8,010,000	8,086,261
5.65% 5/1/45	5,206,000	5,141,009
5.70% 5/1/55	16,298,000	15,891,731
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Pilgrim's Pride Corp. 3.50% 3/1/32	3,200,000	$2,904,781
Sysco Corp. 5.10% 9/23/30	4,210,000	4,243,455
		68,214,357
Forest Products & Paper–0.10%
Georgia-Pacific LLC 4.95% 6/30/32	6,170,000	6,231,733
Suzano Austria GmbH 3.13% 1/15/32	380,000	334,180
		6,565,913
Gas–0.11%
CenterPoint Energy Resources Corp. 5.40% 7/1/34	3,200,000	3,265,689
NiSource, Inc. 5.20% 7/1/29	3,600,000	3,671,207
		6,936,896
Health Care Products–0.27%
GE HealthCare Technologies, Inc.
4.80% 1/15/31	2,941,000	2,959,122
5.50% 6/15/35	2,882,000	2,940,910
Medline Borrower LP 3.88% 4/1/29	8,250,000	7,980,735
Thermo Fisher Scientific, Inc. 4.90% 2/12/36	3,305,000	3,281,533
		17,162,300
Health Care Services–0.31%
HCA, Inc.
4.60% 11/15/32	3,270,000	3,180,674
5.45% 9/15/34	9,458,000	9,546,519
Humana, Inc.
3.13% 8/15/29	260,000	247,372
3.70% 3/23/29	420,000	408,248
3.95% 3/15/27	290,000	288,712
Icon Investments Six DAC 5.85% 5/8/29	4,401,000	4,487,327
UnitedHealth Group, Inc.
2.00% 5/15/30	230,000	208,232
2.30% 5/15/31	40,000	35,852
2.90% 5/15/50	120,000	74,703
3.13% 5/15/60	20,000	11,889
3.70% 8/15/49	560,000	402,719
3.88% 12/15/28	70,000	69,312
3.88% 8/15/59	160,000	111,627
4.00% 5/15/29	200,000	197,934
4.20% 5/15/32	240,000	233,827
4.25% 6/15/48	50,000	39,728
4.45% 12/15/48	40,000	32,644
		19,577,319
Insurance–1.18%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	11,471,000	6,958,367
5.00% 9/12/32	11,257,000	11,322,961
Aon North America, Inc.
5.30% 3/1/31	4,626,000	4,719,974
5.45% 3/1/34	540,000	551,467
5.75% 3/1/54	1,740,000	1,676,539
LVIP Franklin Templeton Core Bond Fund–13

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Arthur J Gallagher & Co. 4.85% 12/15/29	3,300,000	$3,335,254
Athene Global Funding 5.54% 8/22/35	4,200,000	4,123,293
Athene Holding Ltd.
μ6.63% 10/15/54	5,539,000	5,115,971
6.63% 5/19/55	5,790,000	5,577,722
μ6.88% 6/28/55	5,279,000	4,935,614
Brown & Brown, Inc. 4.90% 6/23/30	11,700,000	11,684,139
CNA Financial Corp. 5.13% 2/15/34	3,200,000	3,150,273
Corebridge Financial, Inc. 3.85% 4/5/29	3,200,000	3,123,948
MetLife, Inc. 6.40% 12/15/66	380,000	387,995
New York Life Global Funding 5.45% 9/18/26	8,900,000	8,952,548
		75,616,065
Internet–0.39%
Airbnb, Inc.
4.65% 3/16/31	2,975,000	2,968,296
5.25% 3/16/36	1,475,000	1,476,494
Alphabet, Inc.
1.10% 8/15/30	360,000	316,562
1.90% 8/15/40	150,000	100,088
4.50% 5/15/35	100,000	98,358
5.25% 5/15/55	140,000	132,189
5.30% 5/15/65	150,000	138,844
Amazon.com, Inc.
4.55% 3/13/33	2,985,000	2,956,271
4.88% 3/13/36	4,420,000	4,379,717
5.80% 3/13/56	630,000	629,494
6.05% 3/13/76	3,975,000	3,951,703
Beignet Investor LLC 6.58% 5/30/49	1,556,000	1,599,811
Meta Platforms, Inc. 3.85% 8/15/32	6,252,000	5,967,416
		24,715,243
Investment Company–0.07%
Blackstone Private Credit Fund 5.60% 11/22/29	4,430,000	4,309,172
		4,309,172
Leisure Time–0.39%
Brunswick Corp. 5.85% 3/18/29	6,500,000	6,651,182
Carnival Corp.
5.13% 5/1/29	7,960,000	7,902,542
5.75% 3/15/30	8,800,000	8,869,802
5.75% 8/1/32	1,635,000	1,634,468
		25,057,994
Lodging–0.20%
Hyatt Hotels Corp. 5.25% 6/30/29	7,000,000	7,109,256
Las Vegas Sands Corp.
5.63% 6/15/28	630,000	638,204
6.00% 8/15/29	140,000	143,883
6.00% 6/14/30	110,000	113,140
Marriott International, Inc. 4.50% 5/1/33	4,035,000	3,898,687
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Sands China Ltd. 4.38% 6/18/30	600,000	$578,973
		12,482,143
Machinery Construction & Mining–0.34%
Caterpillar, Inc. 5.20% 5/15/35	7,092,000	7,265,222
Vertiv Group Corp. 4.13% 11/15/28	7,417,000	7,304,090
Vertiv Holdings Co.
4.85% 3/15/36	5,971,000	5,806,006
5.80% 3/15/56	1,415,000	1,360,159
		21,735,477
Machinery Diversified–0.00%
Deere & Co.
3.10% 4/15/30	150,000	143,202
3.75% 4/15/50	100,000	76,264
		219,466
Media–0.46%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 6/1/41	3,245,000	2,275,519
3.50% 3/1/42	90,000	61,609
3.85% 4/1/61	6,859,000	4,005,738
4.20% 3/15/28	420,000	416,332
4.40% 4/1/33	540,000	504,846
4.80% 3/1/50	230,000	170,052
5.05% 3/30/29	410,000	412,073
5.13% 7/1/49	370,000	284,079
5.38% 4/1/38	400,000	358,500
5.38% 5/1/47	200,000	160,938
5.50% 4/1/63	150,000	115,849
6.48% 10/23/45	290,000	267,370
6.55% 6/1/34	120,000	124,578
Paramount Global 4.20% 6/1/29	788,000	752,474
Time Warner Cable LLC
6.55% 5/1/37	60,000	60,492
6.75% 6/15/39	5,494,000	5,451,536
7.30% 7/1/38	13,600,000	14,230,703
		29,652,688
Mining–0.17%
Anglo American Capital PLC 5.00% 3/21/33	5,125,000	5,046,073
Glencore Funding LLC
3.88% 10/27/27	30,000	29,696
4.00% 3/27/27	130,000	129,428
5.51% 4/1/36	5,200,000	5,211,257
5.67% 4/1/35	480,000	490,366
6.14% 4/1/55	210,000	211,224
		11,118,044
Miscellaneous Manufacturing–0.09%
Eaton Corp. 4.50% 3/6/33	5,510,000	5,434,462
		5,434,462
LVIP Franklin Templeton Core Bond Fund–14

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.18%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	11,949,000	$11,479,223
		11,479,223
Oil & Gas–0.18%
Ecopetrol SA 5.88% 5/28/45	970,000	713,756
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00% 2/1/31	3,306,000	3,213,206
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	252,507
5.75% 4/19/47	794,000	737,399
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	197,543
3.50% 8/15/29	120,000	115,012
4.20% 3/15/48	40,000	30,063
4.40% 4/15/46	90,000	71,169
4.50% 7/15/44	560,000	440,916
Petroleos Mexicanos 6.75% 9/21/47	4,103,000	3,273,846
Viper Energy Partners LLC
4.90% 8/1/30	1,945,000	1,943,716
5.70% 8/1/35	200,000	201,562
		11,190,695
Oil & Gas Services–0.06%
Guara Norte SARL 5.20% 6/15/34	4,171,649	4,043,742
		4,043,742
Packaging & Containers–0.05%
AptarGroup, Inc. 4.75% 3/30/31	3,325,000	3,295,281
		3,295,281
Pharmaceuticals–0.98%
AbbVie, Inc.
2.95% 11/21/26	160,000	158,846
3.20% 11/21/29	1,200,000	1,156,879
4.25% 11/21/49	380,000	308,458
4.40% 3/15/33	3,695,000	3,627,299
4.55% 3/15/35	20,000	19,419
4.75% 3/15/36	1,270,000	1,246,021
4.80% 3/15/29	300,000	304,820
4.88% 11/14/48	30,000	26,901
4.95% 3/15/31	130,000	132,800
5.05% 3/15/34	180,000	182,692
Bristol-Myers Squibb Co.
5.10% 2/22/31	160,000	164,471
5.20% 2/22/34	450,000	461,344
5.55% 2/22/54	10,000	9,629
CVS Health Corp.
1.88% 2/28/31	2,440,000	2,130,294
2.13% 9/15/31	180,000	156,076
3.63% 4/1/27	70,000	69,399
3.75% 4/1/30	230,000	222,245
4.13% 4/1/40	30,000	25,042
4.30% 3/25/28	392,000	390,611
4.78% 3/25/38	3,000,000	2,764,613
5.13% 7/20/45	270,000	236,993
5.40% 6/1/29	3,000,000	3,071,189
μ7.00% 3/10/55	6,425,000	6,621,528
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
1.45% 6/24/30	600,000	$534,394
2.75% 12/10/51	50,000	30,412
4.45% 12/4/32	1,745,000	1,733,051
4.75% 12/4/35	2,815,000	2,762,183
Novartis Capital Corp.
4.10% 11/5/30	12,440,000	12,301,428
4.60% 3/18/33	3,320,000	3,305,892
4.90% 3/18/36	4,095,000	4,085,202
5.70% 3/18/56	2,185,000	2,200,588
Pfizer, Inc. 1.70% 5/28/30	1,030,000	925,979
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/46	6,850,000	5,077,775
Zoetis, Inc. 5.00% 8/17/35	6,500,000	6,447,092
		62,891,565
Pipelines–1.39%
Cheniere Energy Partners LP
4.50% 10/1/29	3,200,000	3,186,003
5.55% 10/30/35	220,000	224,037
Cheniere Energy, Inc. 5.20% 7/30/36	1,055,000	1,044,223
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	220,000	227,149
Columbia Pipelines Operating Co. LLC 5.93% 8/15/30	3,200,000	3,349,457
Eastern Energy Gas Holdings LLC
5.65% 10/15/54	1,700,000	1,601,181
5.80% 1/15/35	4,330,000	4,490,449
Energy Transfer LP
3.75% 5/15/30	1,240,000	1,198,655
4.95% 6/15/28	80,000	80,808
5.25% 4/15/29	250,000	254,625
5.40% 10/1/47	210,000	186,606
5.50% 6/1/27	170,000	171,575
5.55% 5/15/34	210,000	213,836
6.10% 12/1/28	5,955,000	6,189,358
6.25% 4/15/49	410,000	402,098
μ6.50% 11/15/26	14,595,000	14,565,713
MPLX LP
4.50% 4/15/38	230,000	206,684
4.80% 2/15/29	310,000	312,581
5.20% 3/1/47	100,000	88,349
5.20% 12/1/47	50,000	43,861
ONEOK, Inc.
5.05% 11/1/34	2,703,000	2,629,196
5.55% 11/1/26	100,000	100,580
5.70% 11/1/54	4,421,000	4,033,395
5.80% 11/1/30	160,000	166,521
6.63% 9/1/53	140,000	143,667
South Bow USA Infrastructure Holdings LLC 5.03% 10/1/29	6,800,000	6,843,812
Targa Resources Corp.
4.35% 4/15/31	3,225,000	3,157,141
4.95% 4/15/52	70,000	58,520
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	10,782,000	10,775,695
LVIP Franklin Templeton Core Bond Fund–15

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	12,998,000	$12,179,181
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	180,000	171,103
5.10% 3/15/36	3,610,000	3,578,133
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	6,969,000	6,175,205
Williams Cos., Inc.
4.85% 3/1/48	50,000	42,657
4.90% 1/15/45	270,000	236,180
5.10% 9/15/45	190,000	171,850
5.15% 3/15/34	380,000	380,488
8.75% 3/15/32	120,000	142,514
		89,023,086
Real Estate Investment Trusts–0.70%
American Tower Corp.
2.90% 1/15/30	8,800,000	8,259,485
4.70% 12/15/32	2,190,000	2,151,924
4.90% 3/15/30	980,000	988,849
Crown Castle, Inc. 4.90% 9/1/29	8,800,000	8,848,876
Extra Space Storage LP 5.40% 2/1/34	10,576,000	10,662,748
VICI Properties LP
4.95% 2/15/30	7,877,000	7,864,401
5.63% 4/1/35	3,192,000	3,177,104
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	2,690,000	2,644,632
		44,598,019
Retail–0.43%
7-Eleven, Inc.
1.30% 2/10/28	6,500,000	6,131,275
1.80% 2/10/31	6,500,000	5,626,698
Dick's Sporting Goods, Inc.
3.15% 1/15/32	3,200,000	2,908,566
4.10% 1/15/52	3,200,000	2,266,526
Home Depot, Inc.
1.38% 3/15/31	260,000	224,653
2.50% 4/15/27	100,000	98,427
2.70% 4/15/30	150,000	141,115
3.25% 4/15/32	270,000	252,023
3.30% 4/15/40	160,000	127,832
3.35% 4/15/50	210,000	144,938
3.90% 6/15/47	30,000	23,195
4.88% 6/25/27	2,379,000	2,401,948
4.95% 6/25/34	6,238,000	6,283,161
McDonald's Corp.
2.13% 3/1/30	220,000	202,062
3.60% 7/1/30	140,000	136,027
3.63% 9/1/49	30,000	21,592
4.20% 4/1/50	160,000	126,104
4.88% 12/9/45	330,000	294,064
		27,410,206
Semiconductors–0.72%
Broadcom, Inc.
3.14% 11/15/35	383,000	325,391
3.19% 11/15/36	8,000	6,685
4.15% 11/15/30	72,000	70,876
4.80% 2/15/36	220,000	214,486
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
4.90% 7/15/32	3,019,000	$3,045,385
4.93% 5/15/37	199,000	193,015
4.95% 1/15/36	3,050,000	3,008,064
5.05% 7/12/29	9,289,000	9,481,050
5.20% 7/15/35	3,818,000	3,847,774
5.70% 1/15/56	450,000	447,666
Foundry JV Holdco LLC
5.88% 1/25/34	300,000	303,749
5.90% 1/25/30	460,000	476,053
6.10% 1/25/36	7,202,000	7,418,950
6.15% 1/25/32	2,230,000	2,328,090
6.25% 1/25/35	4,000,000	4,189,537
6.40% 1/25/38	3,335,000	3,476,364
Intel Corp.
1.60% 8/12/28	120,000	112,442
3.05% 8/12/51	60,000	36,419
4.75% 3/25/50	200,000	161,822
5.13% 2/10/30	170,000	172,179
Marvell Technology, Inc. 4.75% 7/15/30	6,500,000	6,522,105
		45,838,102
Software–0.82%
MSCI, Inc. 3.63% 9/1/30	8,800,000	8,317,743
Oracle Corp.
2.95% 4/1/30	40,000	36,513
3.60% 4/1/50	90,000	54,335
4.45% 9/26/30	3,530,000	3,401,795
4.65% 5/6/30	170,000	166,148
4.80% 9/26/32	5,015,000	4,776,025
5.20% 9/26/35	130,000	121,939
5.38% 9/27/54	330,000	255,263
5.70% 2/4/36	6,870,000	6,605,425
5.88% 9/26/45	340,000	293,332
5.95% 9/26/55	270,000	227,143
6.70% 2/4/56	2,170,000	2,013,985
Paychex, Inc. 5.10% 4/15/30	6,500,000	6,558,265
Salesforce, Inc. 5.20% 3/15/33	6,500,000	6,488,900
Synopsys, Inc.
4.85% 4/1/30	160,000	161,177
5.00% 4/1/32	130,000	131,128
5.15% 4/1/35	8,274,000	8,289,820
5.70% 4/1/55	4,398,000	4,204,852
		52,103,788
Telecommunications–2.09%
AT&T, Inc.
2.25% 2/1/32	330,000	288,296
2.55% 12/1/33	340,000	287,721
3.50% 9/15/53	15,749,000	10,327,192
3.55% 9/15/55	408,000	265,348
3.65% 9/15/59	50,000	32,399
3.80% 12/1/57	60,000	40,516
4.35% 3/1/29	1,300,000	1,301,165
4.35% 6/15/45	58,000	46,788
5.13% 4/30/36	3,195,000	3,156,666
5.38% 8/15/35	3,449,000	3,493,790
6.05% 8/15/56	2,781,000	2,738,677
6.30% 1/15/38	4,110,000	4,366,279
Cipher Compute LLC 7.13% 11/15/30	14,836,000	15,370,526
LVIP Franklin Templeton Core Bond Fund–16

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Motorola Solutions, Inc.
2.30% 11/15/30	7,000,000	$6,309,467
5.40% 4/15/34	1,485,000	1,502,810
Rogers Communications, Inc.
5.30% 2/15/34	10,060,000	10,016,186
μ7.13% 4/15/55	5,800,000	5,935,071
Sprint Capital Corp. 6.88% 11/15/28	8,800,000	9,304,318
SV RNO Property Owner 1 LLC 5.88% 3/1/31	4,335,000	4,285,115
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	193,350
2.55% 2/15/31	130,000	118,133
2.63% 2/15/29	450,000	428,006
3.00% 2/15/41	6,133,000	4,483,994
3.30% 2/15/51	60,000	39,269
3.75% 4/15/27	12,132,000	12,056,900
3.88% 4/15/30	1,910,000	1,860,094
5.00% 2/15/36	6,100,000	6,007,985
5.13% 5/15/32	2,471,000	2,506,485
5.15% 4/15/34	190,000	191,391
5.75% 1/15/34	3,046,000	3,176,390
5.88% 11/15/55	7,934,000	7,736,881
Verizon Communications, Inc.
1.75% 1/20/31	840,000	736,442
2.55% 3/21/31	398,000	361,331
2.65% 11/20/40	100,000	70,191
3.15% 3/22/30	170,000	161,914
3.40% 3/22/41	60,000	46,069
3.85% 11/1/42	530,000	422,389
4.00% 3/22/50	210,000	158,569
4.40% 11/1/34	220,000	209,433
4.50% 8/10/33	840,000	814,744
4.75% 1/15/33	4,945,000	4,883,870
4.78% 2/15/35	296,000	286,495
4.86% 8/21/46	20,000	17,425
5.25% 4/2/35	5,010,000	5,016,178
5.25% 3/16/37	130,000	128,440
5.50% 3/16/47	30,000	28,204
5.88% 11/30/55	2,240,000	2,178,788
		133,387,690
Transportation–0.06%
Burlington Northern Santa Fe LLC 5.55% 3/15/56	3,195,000	3,097,693
Union Pacific Corp.
2.15% 2/5/27	170,000	167,159
2.40% 2/5/30	160,000	148,816
3.75% 2/5/70	220,000	146,177
3.84% 3/20/60	90,000	63,665
		3,623,510
Trucking & Leasing–0.10%
SMBC Aviation Capital Finance DAC 5.30% 4/3/29	6,500,000	6,598,911
		6,598,911
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water–0.07%
Essential Utilities, Inc. 5.13% 3/15/36	4,220,000	$4,161,060
		4,161,060
Total Corporate Bonds (Cost $2,030,511,561)		2,005,994,517
MUNICIPAL BONDS–1.00%
California Health Facilities Financing Authority 4.19% 6/1/37	7,110,000	6,658,072
City of Orange 2.65% 6/1/34	3,210,000	2,751,988
City of Pomona Series BJ 3.72% 8/1/40	1,960,000	1,689,626
^County of Fresno Series A 0.00% 8/15/32	4,220,000	3,156,925
County of Tulare 4.45% 6/1/37	6,125,000	5,842,582
Georgia Higher Education Facilities Authority Series A 5.27% 1/1/40	1,515,000	1,517,321
JobsOhio Beverage System Series A 2.83% 1/1/38	3,900,000	3,294,654
New Jersey Transportation Trust Fund Authority Series B 6.56% 12/15/40	1,300,000	1,437,738
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-2 4.66% 2/1/36	4,755,000	4,707,920
Pennsylvania Economic Development Financing Authority 5.69% 6/1/54	4,570,000	4,597,966
Redevelopment Authority of the City of Philadelphia Series A 5.00% 11/1/38	7,145,000	7,060,701
State Board of Administration Finance Corp. Series A 5.53% 7/1/34	6,250,000	6,549,037
State of California 4.35% 11/1/32	8,820,000	8,793,685
State of Illinois Series A 4.95% 4/1/33	5,890,000	5,978,898
Total Municipal Bonds (Cost $64,946,573)		64,037,113
NON-AGENCY ASSET-BACKED SECURITIES–7.73%
•AIMCO CLO 15 Ltd. Series 2021-15A Class AR 4.87% (3 mo. USD Term SOFR + 1.20%) 4/17/38	1,070,000	1,068,436
•Apex Credit CLO LLC Series 2021-2A Class A1AR 4.85% (3 mo. USD Term SOFR + 1.18%) 10/20/34	28,324,000	28,295,534
•Apidos Loan Fund Ltd. Series 2024-1A Class A1R 4.92% (3 mo. USD Term SOFR + 1.25%) 10/25/38	1,490,000	1,490,000
•ARES LXV CLO Ltd. Series 2022-65A Class A1R 4.79% (3 mo. USD Term SOFR + 1.12%) 7/25/34	29,000,000	28,956,500
LVIP Franklin Templeton Core Bond Fund–17

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•ARES XLIV CLO Ltd. Series 2017-44A Class A1RR 4.80% (3 mo. USD Term SOFR + 1.13%) 4/15/34	740,000	$739,486
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A Class A 5.36% 6/20/30	500,000	510,984
Series 2025-4A Class A 4.40% 2/20/32	260,000	256,378
•Battery Park CLO Ltd. Series 2019-1A Class AR 5.07% (3 mo. USD Term SOFR + 1.40%) 7/15/36	370,000	370,288
•Birch Grove CLO 4 Ltd. Series 2022-4A Class A1R 5.15% (3 mo. USD Term SOFR + 1.48%) 7/15/37	410,000	409,817
•Birch Grove CLO 8 Ltd. Series 2024-8A Class A1 5.30% (3 mo. USD Term SOFR + 1.63%) 4/20/37	240,000	240,096
•Black Diamond CLO Ltd. Series 2024-1A Class A1 5.32% (3 mo. USD Term SOFR + 1.65%) 10/25/37	1,360,000	1,360,942
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	178,113	168,859
•BlueMountain CLO XXX Ltd. Series 2020-30A Class AR2 4.82% (3 mo. USD Term SOFR + 1.15%) 4/15/35	860,000	858,725
•BRAVO Residential Funding Trust Series 2025-HE1 Class A1 5.01% (30 day USD SOFR Average + 1.35%) 9/25/72	6,686,314	6,689,198
•Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2 4.75% (3 mo. USD Term SOFR + 1.08%) 1/25/35	27,000,000	26,932,527
•CarVal CLO XI C Ltd. Series 2024-3A Class A1 5.06% (3 mo. USD Term SOFR + 1.39%) 10/20/37	970,000	970,516
•CIFC Funding Ltd.
Series 2018-1A Class A1R 4.99% (3 mo. USD Term SOFR + 1.32%) 1/18/38	440,000	440,260
Series 2021-7A Class AR 4.76% (3 mo. USD Term SOFR + 1.09%) 1/23/35	24,382,000	24,338,234
Series 2022-4A Class BR 5.22% (3 mo. USD Term SOFR + 1.55%) 7/16/35	4,700,000	4,676,542
CLI Funding IX LLC Series 2024-1A Class A 5.63% 7/20/49	600,719	602,544
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	24,025,000	23,486,319
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
DLLMT LLC Series 2024-1A Class A4 4.98% 4/20/32	320,000	$324,034
Driven Brands Funding LLC
Series 2024-1A Class A2 6.37% 10/20/54	837,250	772,321
Series 2025-1A Class A2 5.30% 10/20/55	259,350	232,121
•Elevation CLO Ltd. Series 2025-18A Class A1 4.91% (3 mo. USD Term SOFR + 1.24%) 3/28/38	650,000	648,132
•Elmwood CLO 16 Ltd. Series 2022-3A Class BRR 5.13% (3 mo. USD Term SOFR + 1.45%) 4/20/37	5,925,000	5,914,904
•Elmwood CLO 26 Ltd. Series 2024-1A Class A1 5.17% (3 mo. USD Term SOFR + 1.50%) 4/18/37	200,000	200,000
•Elmwood CLO I Ltd. Series 2019-1A Class A1R3 4.78% (3 mo. USD Term SOFR + 1.12%) 4/20/37	670,000	668,662
•Empower CLO Ltd. Series 2024-1A Class A1 5.27% (3 mo. USD Term SOFR + 1.60%) 4/25/37	250,000	250,120
FIGRE Trust
φSeries 2025-FL2 Class A1 5.05% 11/25/55	2,226,576	2,213,960
•Series 2025-HE5 Class A 5.29% 8/25/55	3,372,131	3,362,981
Ford Credit Auto Owner Trust
Series 2024-B Class A3 5.10% 4/15/29	12,330,994	12,426,763
•Series 2026-A Class A2B 4.39% (30 day USD SOFR Average + 0.43%) 1/15/29	3,619,000	3,618,994
GGAM Master Trust International Ltd. Series 2025-1A Class A 5.92% 9/30/60	381,038	379,665
GM Financial Automobile Leasing Trust Series 2024-1 Class A3 5.09% 3/22/27	1,741,820	1,742,927
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1 5.13% 3/15/29	26,486,000	26,717,586
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS Class A 2.70% 1/20/49	325,890	280,148
φGS Mortgage-Backed Securities Trust Series 2025-CES2 Class A1 5.18% 9/25/55	3,496,194	3,484,530
•HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R 5.15% (3 mo. USD Term SOFR + 1.48%) 7/30/37	510,000	509,764
LVIP Franklin Templeton Core Bond Fund–18

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Hardee's Funding LLC Series 2021-1A Class A2 2.87% 6/20/51	685,800	$641,091
Hertz Vehicle Financing III LLC
Series 2023-3A Class A 5.94% 2/25/28	250,000	252,583
Series 2023-4A Class A 6.15% 3/25/30	400,000	415,832
Series 2025-1A Class A 4.91% 9/25/29	780,000	785,792
Series 2025-2A Class A 5.13% 9/25/31	780,000	785,940
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1 5.44% 10/20/32	609,845	614,565
•Hyundai Auto Receivables Trust Series 2026-A Class A2B 4.01% (30 day USD SOFR Average + 0.34%) 2/15/29	3,900,000	3,897,041
•KKR CLO 41 Ltd. Series 2022-41A Class A1 5.00% (3 mo. USD Term SOFR + 1.33%) 4/15/35	5,115,000	5,106,305
•KKR CLO 43 Ltd. Series 2022-43A Class A2R2 5.12% (3 mo. USD Term SOFR + 1.45%) 4/15/38	9,820,000	9,814,491
•LCM 39 Ltd. Series 39A Class A2R2 4.96% (3 mo. USD Term SOFR + 1.30%) 10/15/34	2,000,000	1,997,446
•Magnetite XXIX Ltd. Series 2021-29A Class BR 5.42% (3 mo. USD Term SOFR + 1.75%) 7/15/37	690,000	690,429
•Magnetite XXVII Ltd. Series 2020-27A Class ARR 4.90% (3 mo. USD Term SOFR + 1.23%) 10/20/38	1,060,000	1,058,334
MetroNet Infrastructure Issuer LLC Series 2025-2A Class A2 5.40% 8/20/55	740,000	746,350
MMAF Equipment Finance LLC Series 2024-A Class A4 5.10% 7/13/49	520,000	530,339
MVW LLC Series 2023-2A Class A 6.18% 11/20/40	127,204	130,665
•Navient Student Loan Trust Series 2016-3A Class A3 5.13% (30 day USD SOFR Average + 1.46%) 6/25/65	259,876	263,579
•Neuberger Berman Loan Advisers CLO 43Ltd. Series 2021-43A Class AR 4.72% (3 mo. USD Term SOFR + 1.05%) 7/17/36	2,000,000	1,998,890
•Neuberger Berman Loan Advisers CLO 48 Ltd.
Series 2022-48A Class A1R 4.76% (3 mo. USD Term SOFR + 1.09%) 4/25/36	29,400,000	29,356,929
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Neuberger Berman Loan Advisers CLO 48 Ltd. (continued)
Series 2022-48A Class A2R 5.12% (3 mo. USD Term SOFR + 1.45%) 4/25/36	2,000,000	$1,996,038
•Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class BR2 5.07% (3 mo. USD Term SOFR + 1.40%) 10/23/36	6,675,000	6,668,786
NMEF Funding LLC Series 2025-A Class A2 4.72% 7/15/32	663,393	665,222
•Oaktree CLO Ltd. Series 2024-25A Class A 5.22% (3 mo. USD Term SOFR + 1.55%) 4/20/37	750,000	749,978
OCCU Auto Receivables Trust Series 2025-1A Class D 5.60% 11/15/34	750,000	755,309
•Ocean Trails CLO X Series 2020-10A Class AR2 4.97% (3 mo. USD Term SOFR + 1.30%) 10/15/34	690,000	689,155
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 4.66% (3 mo. USD Term SOFR + 0.99%) 7/20/34	10,047,000	10,020,074
•Palmer Square CLO Ltd. Series 2021-1A Class A1AR 4.82% (3 mo. USD Term SOFR + 1.15%) 4/20/38	890,000	886,885
•Parallel Ltd.
Series 2020-1A Class A1R 5.15% (3 mo. USD Term SOFR + 1.48%) 7/20/34	520,000	519,412
Series 2023-1A Class A1R 5.06% (3 mo. USD Term SOFR + 1.39%) 7/20/36	1,070,000	1,071,242
•Park Blue CLO Ltd.
Series 2022-2A Class A1R 5.09% (3 mo. USD Term SOFR + 1.42%) 7/20/37	770,000	769,320
Series 2024-5A Class A1 5.15% (3 mo. USD Term SOFR + 1.48%) 7/25/37	620,000	620,476
PK Alift Loan Funding 7 LP Series 2025-2 Class A 4.75% 3/15/43	2,844,600	2,830,547
PK ALIFT Loan Funding 8 LP Series 2026-1 Class A 4.61% 9/15/43	5,838,000	5,716,359
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	16,625,540	16,655,890
•Rockford Tower CLO Ltd. Series 2021-2A Class A2R 5.17% (3 mo. USD Term SOFR + 1.50%) 7/20/34	2,700,000	2,694,938
LVIP Franklin Templeton Core Bond Fund–19

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class A1 5.06% (3 mo. USD Term SOFR + 1.39%) 1/30/38	460,000	$460,424
Santander Drive Auto Receivables Trust Series 2025-1 Class D 5.43% 3/17/31	7,078,000	7,153,861
SCF Equipment Leasing LLC Series 2025-1A Class A3 5.11% 11/21/33	1,030,000	1,047,087
•Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R 5.22% (3 mo. USD Term SOFR + 1.55%) 4/25/37	3,653,000	3,653,566
•Silver Point CLO 8 Ltd. Series 2025-8A Class A1 4.88% (3 mo. USD Term SOFR + 1.21%) 4/15/38	500,000	499,509
SMB Private Education Loan Trust Series 2024-E Class A1A 5.09% 10/16/56	488,259	491,755
•Sycamore Tree CLO Ltd. Series 2025-6A Class A1 4.87% (3 mo. USD Term SOFR + 1.20%) 4/20/38	800,000	798,055
Taco Bell Funding LLC Series 2025-1A Class A2I 4.82% 8/25/55	1,210,000	1,191,410
•TCW CLO Ltd. Series 2020-1A Class A1R3 4.72% (3 mo. USD Term SOFR + 1.05%) 4/20/34	11,225,000	11,208,342
•Towd Point Mortgage Trust Series 2025-HE2 Class A1A 5.01% (30 day USD SOFR Average + 1.35%) 9/25/65	7,187,912	7,180,517
Toyota Auto Receivables Owner Trust Series 2024-B Class A3 5.33% 1/16/29	21,593,726	21,783,541
•Trestles CLO VII Ltd. Series 2024-7A Class A1 5.05% (3 mo. USD Term SOFR + 1.38%) 10/25/37	650,000	649,689
•Trinitas CLO XIV Ltd. Series 2020-14A Class A1R2 4.77% (3 mo. USD Term SOFR + 1.10%) 1/25/34	29,000,000	28,994,838
•Trinitas CLO XVI Ltd. Series 2021-16A Class A1R 4.80% (3 mo. USD Term SOFR + 1.13%) 7/20/34	860,000	859,033
•Trinitas CLO XVII Ltd. Series 2021-17A Class B1R 5.32% (3 mo. USD Term SOFR + 1.65%) 10/20/34	14,700,000	14,629,528
Triumph Rail Holdings LLC Series 2021-2 Class A 2.15% 6/19/51	396,428	384,125
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture 34 CLO Ltd. Series 2018-34A Class AR 4.95% (3 mo. USD Term SOFR + 1.28%) 10/15/31	2,344,661	$2,345,784
•Venture 42 CLO Ltd. Series 2021-42A Class A1A 5.06% (3 mo. USD Term SOFR + 1.39%) 4/15/34	13,700,000	13,696,575
Verizon Master Trust Series 2024-3 Class A1A 5.34% 4/22/30	15,527,000	15,731,728
Volkswagen Auto Lease Trust Series 2024-A Class A3 5.21% 6/21/27	27,037,084	27,121,159
•Warwick Capital CLO 7 Ltd. Series 2025-7A Class A1 5.25% (3 mo. USD Term SOFR + 1.30%) 10/21/38	760,000	759,039
•Wind River CLO Ltd. Series 2021-1A Class A2R 5.37% (3 mo. USD Term SOFR + 1.70%) 7/20/37	3,720,000	3,703,744
•Woodmont Trust Series 2023-12A Class A1R 5.07% (3 mo. USD Term SOFR + 1.40%) 10/25/32	856,522	856,545
Total Non-Agency Asset-Backed Securities (Cost $494,621,431)		494,205,883
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.82%
φA&D Mortgage Trust Series 2024-NQM1 Class A1 6.20% 2/25/69	4,827,788	4,849,524
•Agate Bay Mortgage Trust
Series 2015-1 Class B1 3.61% 1/25/45	308,970	303,635
Series 2015-1 Class B2 3.61% 1/25/45	191,171	187,871
Angel Oak Mortgage Trust
•Series 2021-7 Class A3 2.34% 10/25/66	157,526	138,250
Series 2022-3 Class A1 4.00% 1/25/67	352,179	339,274
φSeries 2025-1 Class A1 5.69% 1/25/70	7,522,159	7,560,953
φBRAVO Residential Funding Trust
Series 2024-NQM3 Class A1 6.19% 3/25/64	303,323	304,996
Series 2024-NQM5 Class A1 5.80% 6/25/64	161,593	162,252
Series 2024-NQM5 Class A3 6.16% 6/25/64	229,960	230,752
•Cascade Funding Mortgage Trust Series 2025-HB16 Class A 3.00% 3/25/35	2,090,169	2,055,769
•Chase Home Lending Mortgage Trust
Series 2025-10 Class A11 4.96% (30 day USD SOFR Average + 1.30%) 7/25/56	4,552,439	4,559,852
LVIP Franklin Templeton Core Bond Fund–20

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Chase Home Lending Mortgage Trust (continued)
Series 2026-1 Class A11 4.76% (30 day USD SOFR Average + 1.10%) 11/25/56	4,942,129	$4,901,399
•CIM Trust Series 2024-R1 Class A1 4.75% 6/25/64	725,411	720,593
•Citigroup Mortgage Loan Trust, Inc. Series 2025-4 Class A28 4.96% (30 day USD SOFR Average + 1.30%) 10/25/55	6,869,371	6,880,015
φCOLT Mortgage Loan Trust Series 2025-4 Class A1 5.79% 4/25/70	6,796,048	6,840,215
CSMC Trust
•Series 2020-RPL4 Class A1 2.00% 1/25/60	197,948	179,114
•Series 2021-AFC1 Class A1 0.83% 3/25/56	171,334	143,367
•Series 2021-AFC1 Class A3 1.17% 3/25/56	229,743	193,920
•Series 2021-NQM3 Class A3 1.63% 4/25/66	390,504	350,260
•Series 2021-NQM7 Class A1 1.76% 10/25/66	132,516	117,496
•Series 2021-NQM8 Class A1 2.84% 10/25/66	703,444	642,720
Series 2021-RPL2 Class A1 2.00% 1/25/60	125,736	111,221
•Series 2022-NQM1 Class A1 3.27% 11/25/66	735,955	673,434
Deephaven Residential Mortgage Trust
•Series 2022-1 Class A1 2.21% 1/25/67	469,929	432,550
φSeries 2024-1 Class A1 5.74% 7/25/69	5,315,266	5,337,656
•EFMT Series 2025-NQM4 Class A1F 4.86% (30 day USD SOFR Average + 1.20%) 9/25/70	18,419,210	18,432,824
•Ellington Financial Mortgage Trust Series 2021-2 Class A1 0.93% 6/25/66	193,316	163,041
φGCAT Trust Series 2020-NQM1 Class A3 3.55% 1/25/60	292,389	288,162
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 Class A2 2.50% 1/25/52	8,584,123	7,116,774
Series 2025-PJ10 Class A27 5.01% (30 day USD SOFR Average + 1.35%) 4/25/56	4,230,124	4,236,399
Series 2025-PJ8 Class A27 4.96% (30 day USD SOFR Average + 1.30%) 2/25/56	1,846,678	1,849,205
JP Morgan Mortgage Trust
•Series 2014-2 Class B1 3.35% 6/25/29	588,553	576,665
•Series 2014-2 Class B2 3.35% 6/25/29	219,277	214,848
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JP Morgan Mortgage Trust (continued)
•Series 2015-1 Class B2 5.01% 12/25/44	702,612	$697,015
•Series 2015-4 Class B1 3.51% 6/25/45	947,559	883,478
•Series 2015-4 Class B2 3.51% 6/25/45	742,976	692,730
•Series 2015-5 Class B2 5.22% 5/25/45	23,178	22,759
•Series 2015-6 Class B1 3.51% 10/25/45	615,027	595,938
•Series 2015-6 Class B2 3.51% 10/25/45	521,101	504,927
•Series 2015-6 Class B3 3.51% 10/25/45	856,744	754,566
•Series 2016-4 Class B1 3.77% 10/25/46	839,354	795,185
•Series 2016-4 Class B2 3.77% 10/25/46	1,536,899	1,456,021
•Series 2017-1 Class B3 3.45% 1/25/47	3,013,559	2,753,575
•Series 2017-2 Class A3 3.50% 5/25/47	254,093	230,202
•Series 2017-5 Class A2 4.70% 10/26/48	740,647	737,777
•Series 2020-2 Class A3 3.50% 7/25/50	335,044	300,572
•Series 2020-7 Class A3 3.00% 1/25/51	1,536,264	1,328,814
•Series 2021-1 Class A3 2.50% 6/25/51	2,659,727	2,205,080
•Series 2021-10 Class A3 2.50% 12/25/51	5,648,343	4,682,830
•Series 2021-11 Class A3 2.50% 1/25/52	9,561,618	7,927,179
•Series 2021-12 Class A3 2.50% 2/25/52	12,371,043	10,256,368
•Series 2021-13 Class A3 2.50% 4/25/52	12,477,384	10,344,531
φSeries 2024-VIS2 Class A1 5.85% 11/25/64	2,045,113	2,057,201
φSeries 2025-NQM1 Class A3 5.97% 6/25/65	979,070	982,005
•MFA Trust Series 2020-NQM1 Class A3 3.30% 8/25/49	67,996	66,150
φMill City Mortgage Loan Trust Series 2023-NQM2 Class A1 6.24% 12/25/67	4,088,777	4,079,140
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 Class A2A 2.50% 12/25/50	3,702,709	3,087,214
Series 2021-1 Class A2 2.50% 3/25/51	2,600,298	2,155,810
Series 2021-4 Class A3 2.50% 7/25/51	2,683,507	2,224,795
Series 2021-5 Class A3 2.50% 8/25/51	8,531,826	7,073,417
Series 2024-INV2 Class A1 6.50% 2/25/54	414,532	420,442
LVIP Franklin Templeton Core Bond Fund–21

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Morgan Stanley Residential Mortgage Loan Trust (continued)
Series 2026-INV1 Class A9 4.81% (30 day USD SOFR Average + 1.15%) 2/25/61	11,154,698	$11,087,581
•New Residential Mortgage Loan Trust
Series 2014-2A Class A3 3.75% 5/25/54	124,928	119,791
Series 2015-2A Class A1 3.75% 8/25/55	414,017	401,824
Series 2015-2A Class A2 3.75% 8/25/55	235,661	227,762
Series 2016-3A Class A1B 3.25% 9/25/56	133,718	126,124
Series 2017-2A Class B2 4.75% 3/25/57	274,150	273,112
Series 2017-4A Class A1 4.00% 5/25/57	312,589	302,421
Series 2017-6A Class A1 4.00% 8/27/57	677,789	655,794
Series 2018-RPL1 Class A1 3.50% 12/25/57	442,924	430,835
Series 2022-NQM2 Class A1 3.85% 3/27/62	735,388	692,574
OBX Trust
•Series 2021-NQM2 Class A1 1.10% 5/25/61	139,320	114,934
•Series 2021-NQM3 Class A1 1.05% 7/25/61	199,232	166,364
•Series 2021-NQM4 Class A1 1.96% 10/25/61	455,467	389,418
•Series 2022-NQM1 Class A1 2.31% 11/25/61	689,306	619,405
φSeries 2024-NQM1 Class A1 5.93% 11/25/63	612,412	613,728
φSeries 2024-NQM11 Class A1 5.88% 6/25/64	154,381	155,218
φSeries 2024-NQM17 Class A3 6.02% 11/25/64	700,694	702,778
•Series 2025-J2 Class AF 4.96% (30 day USD SOFR Average + 1.30%) 9/25/55	9,402,252	9,416,832
φSeries 2025-NQM4 Class A3 5.76% 2/25/55	794,363	794,419
•PMT Loan Trust Series 2025-J2 Class A11 5.01% (30 day USD SOFR Average + 1.35%) 8/25/56	1,171,448	1,173,316
PRKCM Trust
•Series 2021-AFC2 Class A1 2.07% 11/25/56	199,010	176,255
φSeries 2024-HOME1 Class A1 6.43% 5/25/59	403,506	407,159
φPRPM LLC Series 2024-RCF1 Class A1 4.00% 1/25/54	178,644	176,329
•Radian Mortgage Capital Trust Series 2025-J3 Class A25 5.16% (30 day USD SOFR Average + 1.50%) 12/25/55	4,767,311	4,783,891
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•RCKT Mortgage Trust
Series 2021-1 Class A1 2.50% 3/25/51	2,692,194	$2,231,997
Series 2021-6 Class A1 2.50% 12/25/51	5,714,301	4,737,513
Series 2024-INV1 Class A1 6.50% 6/25/54	211,368	216,231
•Sequoia Mortgage Trust
Series 2013-4 Class B2 3.43% 4/25/43	262,892	254,553
Series 2015-1 Class B2 3.93% 1/25/45	441,998	431,119
Series 2020-4 Class A2 2.50% 11/25/50	2,223,783	1,850,394
Series 2026-2 Class A26F 4.81% (30 day USD SOFR Average + 1.15%) 3/25/56	12,847,750	12,767,724
•SG Residential Mortgage Trust Series 2022-1 Class A1 3.17% 3/27/62	712,182	676,006
•Station Place Securitization Trust Series 2025-7 Class A 4.58% (1 mo. USD Term SOFR + 0.90%) 11/24/26	21,115,000	21,110,836
•Structured Agency Credit Risk Series 2026-DNA1 Class M1 4.66% (30 day USD SOFR Average + 1.00%) 2/25/46	11,666,871	11,630,610
•Towd Point Mortgage Trust
Series 2018-1 Class A1 3.00% 1/25/58	64,831	64,488
Series 2019-HY2 Class M2 5.69% (1 mo. USD Term SOFR + 2.01%) 5/25/58	300,000	303,913
Verus Securitization Trust
φSeries 2024-6 Class A3 6.15% 7/25/69	157,476	158,174
φSeries 2025-1 Class A3 5.98% 1/25/70	264,291	265,176
•Series 2026-2 Class A1F 4.81% (30 day USD SOFR Average + 1.15%) 2/25/71	2,533,776	2,533,770
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 Class A1 3.00% 12/25/49	528,674	458,441
Total Non-Agency Collateralized Mortgage Obligations (Cost $260,763,853)		244,109,536
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.84%
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A 5.12% (30 day USD SOFR Average + 1.45%) 1/15/37	169,521	169,521
LVIP Franklin Templeton Core Bond Fund–22

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•AREIT Trust Series 2022-CRE6 Class A 4.92% (30 day USD SOFR Average + 1.25%) 1/20/37	225,088	$224,919
Bank
•Series 2017-BNK5 Class B 3.90% 6/15/60	3,731,000	3,636,660
Series 2019-BN20 Class A3 3.01% 9/15/62	5,625,000	5,305,083
Series 2020-BN25 Class A5 2.65% 1/15/63	21,533,000	19,874,602
•Series 2022-BNK40 Class B 3.39% 3/15/64	8,083,000	7,174,312
Bank5
*•Series 2025-5YR17 Class XA 1.19% 11/15/58	57,474,024	2,637,862
•Series 2025-5YR19 Class XA 1.13% 12/15/58	93,016,931	4,370,159
*•Series 2026-5YR21 Class XA 0.78% 4/15/59	110,000,000	3,871,758
BBCMS Mortgage Trust
Series 2020-C7 Class A5 2.04% 4/15/53	16,970,000	15,232,644
Series 2025-5C34 Class A3 5.66% 5/15/58	400,000	413,628
*•Series 2025-5C37 Class XA 1.66% 9/15/58	76,764,711	4,786,932
•Series 2025-C39 Class XA 0.92% 12/15/58	129,442,325	8,508,153
Benchmark Mortgage Trust
•Series 2018-B1 Class A5 3.67% 1/15/51	1,220,000	1,201,330
Series 2019-B12 Class A2 3.00% 8/15/52	13,237,689	12,729,338
Series 2020-B17 Class A5 2.29% 3/15/53	21,463,000	19,371,643
Series 2020-B19 Class A5 1.85% 9/15/53	13,748,000	12,197,906
Series 2020-B20 Class A5 2.03% 10/15/53	20,185,000	17,779,812
Series 2020-B22 Class A5 1.97% 1/15/54	22,240,000	19,496,747
Series 2021-B24 Class A5 2.58% 3/15/54	6,059,000	5,416,866
Series 2021-B25 Class A5 2.58% 4/15/54	12,905,000	11,517,247
•Series 2022-B32 Class B 3.20% 1/15/55	8,220,000	6,909,606
•Series 2022-B32 Class C 3.45% 1/15/55	7,047,000	5,348,579
•Series 2022-B33 Class B 3.61% 3/15/55	4,064,000	3,543,846
•Series 2022-B33 Class C 3.61% 3/15/55	4,064,000	3,243,052
•Series 2022-B34 Class A5 3.79% 4/15/55	4,325,866	3,983,355
•Series 2022-B35 Class A5 4.44% 5/15/55	13,924,000	13,420,329
•Series 2022-B36 Class A5 4.47% 7/15/55	7,284,000	7,045,624
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
*•Series 2025-V17 Class XA 1.51% 9/15/58	63,769,000	$3,705,648
*•Series 2025-V18 Class XA 1.26% 10/15/58	52,491,975	2,628,273
*•Series 2026-V20 Class XA 1.22% 2/15/59	68,570,332	3,574,688
Series 2026-V21 Class AS 5.51% 3/15/31	11,797,000	12,024,277
*•Series 2026-V21 Class XA 1.65% 11/15/30	58,879,000	3,701,028
BMO Mortgage Trust
•Series 2022-C1 Class A5 3.37% 2/15/55	3,247,000	3,000,067
*•Series 2025-5C12 Class XA 1.44% 10/15/58	50,535,694	2,863,160
•BMP Trust Series 2024-MF23 Class A 5.04% (1 mo. USD Term SOFR + 1.37%) 6/15/41	1,000,000	999,376
•BX Commercial Mortgage Trust Series 2024-XL5 Class A 5.06% (1 mo. USD Term SOFR + 1.39%) 3/15/41	238,401	238,476
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	270,000	254,608
•Series 2021-BXMF Class A 4.42% (1 mo. USD Term SOFR + 0.75%) 10/15/26	451,222	450,658
•Series 2022-LBA6 Class A 4.67% (1 mo. USD Term SOFR + 1.00%) 1/15/39	530,000	529,669
•Series 2024-PALM Class A 5.21% (1 mo. USD Term SOFR + 1.54%) 6/15/37	216,346	216,211
•Series 2024-VLT4 Class B 5.61% (1 mo. USD Term SOFR + 1.94%) 6/15/41	750,000	745,312
•Series 2025-ARIA Class B 5.18% 12/13/42	6,398,000	6,366,228
•Series 2025-VOLT Class A 5.37% (1 mo. USD Term SOFR + 1.70%) 12/15/44	3,921,000	3,908,750
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class A5 2.87% 11/15/52	5,434,000	5,114,645
Series 2019-CF3 Class A4 3.01% 1/15/53	12,010,000	11,276,116
CD Mortgage Trust
Series 2016-CD1 Class A4 2.72% 8/10/49	610,000	601,647
Series 2016-CD2 Class A3 3.25% 11/10/49	7,380,526	7,347,391
•Series 2017-CD6 Class B 3.91% 11/13/50	2,760,000	2,632,200
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	6,475,000	6,434,207
LVIP Franklin Templeton Core Bond Fund–23

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2016-C3 Class A4 3.15% 11/15/49	8,064,458	$7,997,441
Series 2016-P6 Class A4 3.46% 12/10/49	88,681	88,261
Series 2017-C4 Class A4 3.47% 10/12/50	17,298,000	17,036,411
Series 2019-C7 Class A4 3.10% 12/15/72	10,872,000	10,269,272
Series 2020-555 Class A 2.65% 12/10/41	6,119,000	5,554,312
DB-JPM Mortgage Trust
Series 2016-C1 Class A4 3.28% 5/10/49	665,365	663,532
Series 2020-C9 Class A5 1.93% 8/15/53	10,275,000	9,165,253
Series 2020-C9 Class B 2.57% 8/15/53	2,968,000	2,546,994
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	8,503,000	7,586,576
•Greystone CRE Notes LLC Series 2025-FL4 Class A 5.15% (1 mo. USD Term SOFR + 1.48%) 1/15/43	1,240,000	1,239,613
GS Mortgage Securities Trust
•Series 2018-GS9 Class B 4.32% 3/10/51	2,875,000	2,673,860
Series 2019-GC39 Class A4 3.57% 5/10/52	2,200,000	2,094,838
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 Class B 3.50% 4/15/46	248,238	240,520
Series 2015-JP1 Class A5 3.91% 1/15/49	750,148	741,662
Series 2016-JP2 Class A4 2.82% 8/15/49	7,906,600	7,876,626
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	6,350,300	6,256,498
Series 2016-C4 Class A3 3.14% 12/15/49	6,530,000	6,457,124
Series 2017-C7 Class A5 3.41% 10/15/50	3,854,000	3,790,031
•MF1 LLC Series 2025-FL19 Class A 5.17% (1 mo. USD Term SOFR + 1.49%) 5/18/42	1,330,000	1,331,926
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4 3.33% 5/15/49	28,291	28,114
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	5,845,000	5,528,472
•MSWF Commercial Mortgage Trust Series 2023-2 Class A5 6.01% 12/15/56	540,000	570,818
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•MTN Commercial Mortgage Trust Series 2022-LPFL Class A 5.08% (1 mo. USD Term SOFR + 1.40%) 3/15/39	320,000	$319,800
•NJ Trust Series 2023-GSP Class A 6.48% 1/6/29	420,000	434,804
•NYCT Trust Series 2024-3ELV Class A 5.66% (1 mo. USD Term SOFR + 1.99%) 8/15/29	310,000	310,000
One Bryant Park Trust Series 2019-OBP Class A 2.52% 9/15/54	7,464,000	6,882,955
•PFP Ltd. Series 2024-11 Class A 5.50% (1 mo. USD Term SOFR + 1.83%) 9/17/39	113,249	113,428
•SDR Commercial Mortgage Trust Series 2024-DSNY Class A 5.06% (1 mo. USD Term SOFR + 1.39%) 5/15/39	6,348,000	6,328,162
•SHRN Trust Series 2025-MF18 Class A 4.87% (1 mo. USD Term SOFR + 1.20%) 10/15/40	8,967,000	8,944,585
•SMRT Commercial Mortgage Trust Series 2022-MINI Class A 4.67% (1 mo. USD Term SOFR + 1.00%) 1/15/39	540,000	539,662
VLS Commercial Mortgage Trust Series 2020-LAB Class A 2.13% 10/10/42	480,000	407,927
VNDO Trust Series 2016-350P Class A 3.81% 1/10/35	1,080,000	1,078,201
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A3 2.65% 8/15/49	7,211,000	7,170,673
*•Series 2016-BNK1 Class XA 1.82% 8/15/49	2,483,642	7,923
*•Series 2016-C36 Class XA 1.13% 11/15/59	6,934,554	12,299
Series 2020-C58 Class A4 2.09% 7/15/53	2,991,000	2,660,462
Series 2024-C63 Class A5 5.31% 8/15/57	350,000	355,312
*•Series 2025-5C6 Class XA 1.37% 10/15/58	76,003,345	3,964,904
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $471,036,647)		437,293,399
ΔSOVEREIGN BONDS–0.06%
Chile—0.00%
Chile Government International Bonds 3.10% 1/22/61	290,000	178,437
		178,437
LVIP Franklin Templeton Core Bond Fund–24

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Israel—0.01%
Israel Government International Bonds 3.25% 1/17/28	400,000	$389,659
		389,659
Mexico—0.03%
Mexico Government International Bonds 3.50% 2/12/34	2,010,000	1,711,515
		1,711,515
Peru—0.02%
Peru Government International Bonds
3.30% 3/11/41	70,000	52,738
3.55% 3/10/51	160,000	108,248
5.50% 3/30/36	1,250,000	1,245,500
		1,406,486
Uruguay—0.00%
Uruguay Government International Bonds 7.63% 3/21/36	80,000	94,052
		94,052
Total Sovereign Bonds (Cost $3,956,785)		3,780,149
SUPRANATIONAL BANKS–0.21%
Africa Finance Corp. 5.55% 10/8/29	5,393,000	5,423,535
μAfrican Development Bank 5.75% 5/7/34	5,914,000	5,760,291
μCorp. Andina de Fomento 6.75% 6/17/30	2,384,000	2,437,640
Total Supranational Banks (Cost $13,528,616)		13,621,466
U.S. TREASURY OBLIGATIONS–23.42%
U.S. Treasury Bonds
1.13% 5/15/40	128,860,000	81,171,733
2.25% 8/15/46	37,580,000	24,495,995
2.38% 11/15/49	227,000,000	144,614,960
4.13% 8/15/44	6,280,000	5,697,628
4.63% 11/15/44	180,122,000	174,289,143
4.63% 11/15/55	3,170,000	3,028,836
4.75% 5/15/55	182,268,000	177,476,346
4.75% 8/15/55	27,760,000	27,052,988
4.75% 2/15/56	41,090,000	40,075,591
4.88% 8/15/45	15,880,000	15,827,894
5.00% 5/15/45	90,397,000	91,572,867
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.63% 5/15/30	262,680,000	$230,091,262
1.75% 1/31/29	216,480,000	204,480,581
3.38% 2/29/28	23,210,000	23,026,859
3.88% 6/30/30	229,255,000	228,905,744
3.88% 9/30/32	150,000	148,043
4.00% 1/31/33	25,310,000	25,116,220
4.63% 9/30/28	2,000	2,038
Total U.S. Treasury Obligations (Cost $1,518,889,441)		1,497,074,728

	Number of Shares
COMMON STOCK–0.01%
†=MNSN Holdings, Inc.	8,379	452,466
Total Common Stock (Cost $0)		452,466

	Principal Amount°
SHORT-TERM INVESTMENTS—3.24%
Discounted Commercial Paper–3.24%
≠ABN AMRO Funding USA LLC
3.85% 4/14/26	3,350,000	3,345,427
≠Barclays Bank PLC
3.75% 4/1/26	20,000,000	20,000,000
≠Canada
3.76% 4/1/26	10,000,000	10,000,000
≠Exxon Mobil Corp.
3.74% 4/6/26	12,400,000	12,393,662
3.77% 4/8/26	10,000,000	9,992,786
≠GlaxoSmithKline LLC
3.73% 4/2/26	25,000,000	24,997,445
≠Liberty Street Funding LLC
3.70% 4/1/26	10,045,000	10,045,000
≠Manhattan Asset Funding Co. LLC
3.69% 4/1/26	30,000,000	30,000,000
≠Matchpoint Finance PLC
3.69% 4/1/26	55,000,000	55,000,000
≠Sumitomo Mitsui Trust
3.71% 4/1/26	25,000,000	25,000,000
≠Walmart, Inc.
3.72% 4/2/26	6,000,000	5,999,388
Total Short-Term Investments (Cost $206,773,708)		206,773,708

TOTAL INVESTMENTS–117.69% (Cost $7,658,577,353)	7,523,368,950

	Principal Amount°	Value (U.S. $)
SECURITIES SOLD SHORT–(4.74%)
Agency Mortgage-Backed Securities–(4.74%)
Uniform Mortgage-Backed Security, TBA	(5,000,000)	$(4,390,897)
Uniform Mortgage-Backed Security, TBA	(41,000,000)	(37,582,405)
Uniform Mortgage-Backed Security, TBA	(23,000,000)	(21,712,068)
Uniform Mortgage-Backed Security, TBA	(41,500,000)	(40,047,735)
LVIP Franklin Templeton Core Bond Fund–25

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SECURITIES SOLD SHORT (continued)
Agency Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Security, TBA	(49,000,000)	$(48,320,205)
Uniform Mortgage-Backed Security, TBA	(150,000,000)	(150,690,887)
Total Securities Sold Short (Proceeds $(303,395,469) )		(302,744,197)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(12.95%)	(827,897,180)
NET ASSETS APPLICABLE TO 548,659,656 SHARES OUTSTANDING–100.00%	$6,392,727,573

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2026.
ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
CMT–Constant Maturity Treasury
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
TBA–To be announced
yr.–Year
LVIP Franklin Templeton Core Bond Fund–26